UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016

Date of reporting period:  February 29, 2016

Item 1. Report to Stockholders.

ADVANTUS DYNAMIC MANAGED VOLATILITY FUND
Class A Shares – AVMNX
Institutional Class Shares – VVMIX

ADVANTUS MANAGED VOLATILITY EQUITY FUND
Class A Shares – AMENX
Institutional Class Shares – VMEIX

ADVANTUS SHORT DURATION BOND FUND
Investor Class Shares – ABSNX
Institutional Class Shares – VBSIX

ADVANTUS STRATEGIC DIVIDEND INCOME FUND
Class A Shares – ASDNX
Institutional Class Shares – VSDIX

SEMI-ANNUAL REPORT

www.advantusfunds.com	FEBRUARY 29, 2016

ADVANTUS FUNDS

March 31, 2016

Advantus Dynamic Managed Volatility Fund

Managers:
David Kuplic, CFA, and Craig Stapleton, CFA
Advantus Capital Management

FUND PERFORMANCE UPDATE

For the period beginning September 29, 2015 (inception) and ending February 29, 2016, the Advantus Dynamic Managed Volatility Fund (the “DMV Fund”) Institutional Class returned 1.24 percent and the DMV Class A returned 1.17 percent, underperforming the DMV Benchmark return of 2.86 percent.  The DMV Benchmark is a custom benchmark for the DMV Fund developed by Advantus Capital Management. The Fund had a realized volatility, as measured by the portfolio’s standard deviation, of 8.10 percent compared to the Fund’s custom benchmark realized volatility of 10.24 percent. For comparison, the S&P 500 Index (dividend adjusted) was up 3.54 percent with a volatility of 17.63 percent over of the same period.

STRATEGY UPDATE

Given the modestly higher volatility, the DMV Fund was positioned somewhat defensively, averaging a 48.6 percent equity allocation for the period. The minimum equity allocation was 32.0 percent, and the maximum equity allocation was 75.6 percent, as a result of the brief lull in volatility in November 2015. It is worth noting that the Fund was very well positioned for the early 2016 market volatility, averaging a 38.6 percent equity allocation from December 31, 2015 through February 11, 2016, over which period the S&P 500 Index return was -10.3 percent.

MARKET SECTOR UPDATE

The S&P 500 Index showed some turbulence in the fourth quarter of 2015 and then again into January 2016. All eyes were on commodity prices during the period as they continued to fall, with West Texas Intermediate (WTI) crude oil down another 19.4 percent in the fourth quarter. With the Federal Reserve Board’s (the “Fed”) rate increase in December, the speculation about when they would increase rates was pacified, but divergent monetary policy between the U.S. and the European Central Bank and Japan have added to volatility.

During the period from September 29, 2015 to February 29, 2016, foreign equities across the globe saw modestly elevated levels of volatility, which may have been a residual effect of the August 2015 selloff. Several European, Japanese, and Chinese indices realized volatility 3 percent to 6 percent higher than their historical averages.  The S&P 500 Index experienced brief periods of elevated volatility, but closed out the period right around its historical average of 18 percent volatility.

Another indication of financial and economic uncertainty, U.S. high yield corporate bond spreads, represented by Barclays U.S. High Yield Index, rose dramatically between November 4, 2015 and February 11, 2016. This widening of spreads was accompanied by a strong, but surprisingly orderly, selloff in domestic equities, with the S&P 500 Index losing 12.7 percent over the same period from November 4, 2015 to February 11, 2016.

After the equity selloff that ended mid-February, the prevailing market sentiment seemed to be risk-on once again. High yield spreads tightened and high yield funds saw strong inflows, the CBOE Volatility Index (VIX) dropped 19 percent, and the S&P 500 Index regained 5.8 percent for the period from February 12, 2016 to February 29, 2016.

ADVANTUS FUNDS

OUTLOOK

We expect equity volatility to be elevated in 2016. The markets still face divergent central bank policy between the Federal Reserve and the central banks of the Eurozone, China, and Japan. This divergence should likely be a key focus later in 2016. U.S. economic data has recently shown modest improvement and, if this continues, the Fed could be more likely to raise rates again sometime in 2016. Abroad, there have been very few indications of economic improvement.

We will continue to use our volatility metrics to inform the equity allocation of the DMV Fund. We will aim to de-risk when we believe volatility should be high, and aim to re-risk when we believe volatility should be low.

ADVANTUS FUNDS

March 31, 2016

Advantus Managed Volatility Equity Fund

Managers:
David Kuplic, CFA, and Craig Stapleton, CFA
Advantus Capital Management

FUND PERFORMANCE UPDATE

For the period September 29, 2015 (inception) and ending February 29, 2016, the Advantus Managed Volatility Equity Fund (the “MVE Fund”) Institutional Class returned 4.40 percent and the Class A returned 4.27 percent, underperforming the MVE Benchmark return of 5.53 percent. The MVE Benchmark is a custom benchmark for the MVE Fund developed by Advantus Capital Management. The Fund had a realized volatility, as measured by the portfolio’s standard deviation, of 7.34 percent, which compares favorably to the MVE Benchmark realized volatility of 10.28 percent.  For comparison, the S&P 500 Index (dividend adjusted) was up 3.54 percent with a volatility of 17.63 percent over of the same period.

STRATEGY UPDATE

Given the modestly higher volatility, the MVE Fund was positioned somewhat defensively, averaging a 57.7 percent equity allocation for the period. The minimum equity allocation was 37.4 percent, and the maximum equity allocation was 93.9 percent, as a result of the brief lull in volatility in November 2015. It is worth noting that the MVE Fund was very well positioned for the early 2016 market volatility, averaging a 42 percent equity allocation from December 31, 2015 through February 11, 2016, over which period the S&P return was -10.3 percent.

Within the MVE Fund’s equity holdings, the target allocations were held constant for the entire period.

MARKET SECTOR UPDATE

The S&P 500 Index showed some turbulence in the fourth quarter of 2015 and then again into January, 2016. All eyes were on commodity prices during the period as they continued to fall, with WTI crude oil down another 19.4 percent in the fourth quarter. With the Fed’s rate increase in December, the speculation about when they would increase rates was pacified, but divergent monetary policy between the U.S. and the European Central Bank and Japan have added to volatility.

During the period from September 29, 2015 to February 29, 2016, foreign equities across the globe saw modestly elevated levels of volatility, which may have been a residual effect of the August 2015 selloff. Several European, Japanese, and Chinese indices realized volatility 3 percent to 6 percent higher than their historical averages. The S&P 500 Index experienced brief periods of elevated volatility, but closed out the period right around its historical average of 18 percent volatility.

Another indication of financial and economic uncertainty, U.S. high yield corporate bond spreads, represented by Barclays U.S. High Yield Index, rose dramatically between November 4, 2015 and February 11, 2016. This widening of spreads was accompanied by a strong, but surprisingly orderly, selloff in domestic equities, with the S&P 500 Index losing 12.7 percent over the same period from November 4, 2015 to February 11, 2016.

After the equity selloff that ended mid-February, the prevailing market sentiment seems to be risk-on once again. High yield spreads tightened and high yield funds saw strong inflows, the VIX dropped 19 percent, and the S&P 500 Index regained 5.8 percent for the period from February 12, 2016 to February 29, 2016.

ADVANTUS FUNDS

OUTLOOK

We expect equity volatility to be elevated in 2016. The markets still face divergent central bank policy between the Fed and the central banks of the Eurozone, China, and Japan. This divergence should likely be a key focus later in 2016. U.S. economic data has recently shown modest improvement and, if this continues, the Fed could be more likely to raise rates again sometime in 2016. Abroad, there have been very few indications of economic improvement.

We will continue to use our volatility metrics to inform the equity allocation of the MVE Fund. We will aim to de-risk when we believe volatility should be high, and aim to re-risk when we believe volatility should be low.

ADVANTUS FUNDS

March 31, 2016

Advantus Short Duration Bond Fund

Managers:
Thomas Houghton, CFA, David Land, CFA, and Jane Wyatt, CFA
Advantus Capital Management

FUND PERFORMANCE UPDATE

For the six month period ending February 29, 2016, the Advantus Short Duration Bond Fund (the “SDB Fund”) Institutional Class returned -0.84 percent and the Investor Class returned -0.96 percent, underperforming the Barclays 1-3 Year U.S. Government/Credit Index, which returned 0.55 percent for the period.

STRATEGY UPDATE

The SDB Fund had its one year anniversary in December 2015.  We continued to build out the SDB Fund’s investments during the latter half of the year. We included corporate bonds and asset-backed securities (ABS) with yields at attractive levels relative to Treasury bonds with similar durations.  In the corporate bond space, the most attractive acquisitions were in the energy, consumer cyclical, utilities and transportation sectors.  The SDB Fund also held attractive securities in the financial sector, primarily in banking, insurance and Real Estate Investment Trusts (REITs), that bolstered the Fund’s performance.  ABS positions in the auto and equipment loan sectors performed well.  In contrast, our investments in the government agency and local authority sectors hampered the SDB Fund’s performance.

MARKET SECTOR UPDATE

In December we saw the Fed raise interest rates by a quarter of a percent for the first time since 2006.  This was largely expected given the relatively strong labor market and other positive economic indicators in housing and consumer spending.  In our view, it was a positive move for the markets as it took away speculation about when rates would rise, thus calming market volatility somewhat.  Consumers continue to benefit from lower energy prices as oil prices remained stubbornly low with a glut in supply. Inflation too continued to be low, driven partly by the lower energy prices.

The strong U.S. dollar reflects the divergence in monetary policy throughout the world, which was amplified as the European Central Bank continued its negative interest rate policy.  The Bank of Japan also announced a negative rate policy after holding its policy rate near zero for two decades.  So while the Fed increased rates in December, most foreign central banks were in full blown easing mode, doing anything they could to spark their economies and spur inflation.

OUTLOOK

We continue to expect the U.S. economy to improve with what we expect will be 2 percent GDP growth long term. The age demographic shifts and debt overhang in the U.S. should continue to be headwinds over the next decade. However, in the near-term, employment is relatively strong, as is consumer spending, housing, and commercial real estate, providing positive indicators for the U.S. in an increasingly challenging global marketplace.

Expectations are for increased volatility in the markets, especially given the divergent monetary policy between the Fed on a path to increase rates and the European Central Bank along with Japan on a continued negative interest rate path.  The political season is heating up as well and could prove to add more volatility to the mix.

We believe the bond market appears to be in the maturing phase of the credit cycle where higher debt levels may not be able to offset with cash inflows, and as a result, we expect a bumpy ride.

ADVANTUS FUNDS

March 31, 2016

Advantus Strategic Dividend Income Fund

Managers:
Joseph Betlej, CFA, Lowell Bolken, CFA, and Craig Stapleton, CFA
Advantus Capital Management

FUND PERFORMANCE UPDATE

For the six month period ending February 29, 2016, the Advantus Strategic Dividend Income Fund (the “SDI Fund”) Institutional Class return was -0.22 percent and the SDI Class A return was -0.36 percent, underperforming the SDI Benchmark return of 1.27 percent and outperforming the S&P 500 Index, which was down -0.92% percent (dividend adjusted) over the same period. The SDI Benchmark is a custom benchmark for the SDI Fund developed by Advantus Capital Management.

Utilities (S&P 500 Utilities Sector Index) with a return of 11.27 percent and REITs (Wilshire Real Estate Securities Index) with a return of 5.87 percent led real asset returns in the period, while Master Limited Partnerships (“MLPs”)(Alerian MLP Index) sold off hard, being down -27.12 percent for the reported time period.  For comparison, the S&P 500 Index (dividend adjusted) was down -0.92 percent.  Higher dividend yield reflected the decline of stock prices.  Relative portfolio volatility was consistent with expectations.

STRATEGY UPDATE

Economic conditions, interest rate volatility, and sector fundamentals provided opportunities to shift SDI Fund exposures between its targeted sectors.  Through the previous six month period, the portfolio’s underweight to the REIT sector reversed, ending in a small overweight.  We saw discounted valuations in REITs that didn’t reflect the solid fundamentals for this sector.  Adding to REITs benefited portfolio performance as stockpicking in defensive, value-oriented names led to solid performance in the second half of the reporting timeframe.

Holdings in MLP equities were reduced significantly during the period as market sentiment and access to capital for this group we believe were not favorable.  Later in the period we added back to certain, what we consider to be, high quality MLPs that had lesser needs for capital in 2016.   While the underweight helped, stock selection in the larger capitalization, liquid MLPs declined in tandem with overall sector sentiment.  The portfolio ended the period underweight to the target benchmark allocation, but was comprised of companies with what we believe are better quality balance sheets, better distribution coverage, and more modest growth capex aspirations.   We continue to avoid the MLPs with high exposures to commodity pricing.

The Fund was underweight to the high-performing utility stocks as valuations more than reflected the modest growth expectations for the sector.  This underweight contributed to modest underperformance.  The portfolio benefited from exposure to regulated utilities while exposure to power generation stocks detracted from performance as those stocks generally followed the negative performance of energy stocks.

We continued to be overweight preferred stocks, partly due to the high yields available with these securities, but also as an offset to the underweight to our target fixed income allocation.  Weakness in corporate credit spreads led us to reduce exposure there.  Treasury Inflation Protected Securities (“TIPS”) remained at the same underweight throughout the period.  The Fund continues to seek exposure to these groups as they may provide a volatility dampener relative to equity positions in the portfolio.

ADVANTUS FUNDS

MARKET SECTOR UPDATE

Over the past six months, the investor sentiment varied with the anticipated direction of the economy.  Market reaction was to swing widely from “the sky is falling” to “all is well”. The action (or lack of action) of the Fed reflected the macro uncertainty.  Whether looking at the equity or fixed income markets, the volatile sentiment ranged from upbeat to significant swings into bearish outlooks over relatively short periods of time during the period.

Access to capital had tightened somewhat during the period.  Collateralized Mortgage Backed Security spreads had widened and certain lenders left the conduit market.  Overall corporate spreads widened, particularly during the start of 2016 as the market took a more defensive tone.  The equity window remained open for REITs and utilities, but was generally closed for MLPs.  The 10-year U.S. Treasury yield generally declined during the period, including a 68 basis point decline from November to February, offsetting some of the valuation decline in income-oriented assets.

Utilities posted substantial gains of 11.27 percent (S&P 500 Utilities Sector Index) over the period, particularly at the beginning and the end when the markets took a defensive stance.  Regulated utilities were highly favored in the volatile environment.  Predictable earnings were attractive to investors.

REITs also generated substantial returns of 5.87 percent (Wilshire Real Estate Securities Index) over the reporting period.  Leaders however, shifted from large capitalization, growth stocks early in the period to defensive oriented REITs later.  Generally, high occupancies and rental rate growth for commercial real estate continues, resulting in better relative valuations.

Energy and MLP equities continued their declines, reflecting the drop in crude oil, natural gas, and natural gas liquids pricing.  MLPs, as represented by the Alerian MLP Index, were down 27.12 percent in the reporting period.  Recall that the fund primarily invests in midstream assets—pipelines and storage facilities—assets that are typically contracted on a long term basis with very predictable earnings streams.  However commodity weakness raised the question of lower volumes carried by the midstream operators or counterparty risk, which led to their weakness.

Preferred stocks took their lead from movements in interest rates at certain parts of the period and company fundamentals in other.  The result was modest gains of 1.50 percent for the group (Wells Fargo Hybrid and Preferred REIT Index).  TIPs provided modest returns of 1.36 percent (Barclays U.S. Treasury TIPS Index), yet these returns were offset by weakness in corporate credit spreads and bond prices in the period.

OUTLOOK

Real asset sectors are attracting investor interest as their fundamentals are solid and they currently provide growing yields.  Higher income opportunities should be appealing in an environment of low inflation and lower Treasury yields, combined with modest economic growth.  We also see a divide as international economic growth is weak relative to that occurring in the U.S.  With these conditions, we expect strengthening to continue for the U.S. dollar and a Fed that should be committed to a tightening policy, which may both be a headwind for the domestic economy and markets.   Volatility should continue to be present as the market digests the competitive macro forces and global instability continues.

Fundamentals within our targeted sectors are expected to continue their pace of revenue and earnings growth.   This strength should lead to solid dividend growth and distribution coverage.  The approach weathered a significant correction in energy pricing over the past year and a half relatively well, attesting to the benefits of the diversified strategy.

ADVANTUS FUNDS

Companies that retain strong balance sheets and access to capital to take advantage of market instability should be favored.  Relatively easier access to capital helped spur growth in the previous year, and now a more rationed approach may challenge outlooks for external growth.  Slow and steady growth in the domestic economy would provide a solid foundation for investment in real assets providing strong current income.

The information contained herein represents the opinion of Advantus Capital Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Past performance is not a guarantee of future results.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments in this report.

Diversification does not assure a profit nor protect against loss in a declining market.

Short term performance in particular is not a good indication of the fund’s future performance and an investment should not be made based solely on returns.

Mutual fund investing involves risk. Principal loss is possible. Investors should be aware of the risks involved with investing in a fund concentrating in a specific industry such as REITs or real estate securities. These include risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. Investing in small and medium-sized companies involves greater risks than those associated with investing in large company stocks, such as business risk, significant stock price fluctuations and illiquidity. The Funds may invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. Investments in ETFs and ETNs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. MLPs are subject to certain risks inherent in the structure of MLPs, including complex tax structure risks, the limited ability for election or removal of management, limited voting rights, potential dependence on parent companies or sponsors for revenues to satisfy obligations, and potential conflicts of interest between partners, members and affiliates. The funds may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. Covered calls may limit the upside potential of the underlying security. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investments in asset backed and mortgage backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Municipal securities are subject to adverse political or economic factors, including changes in the tax law. Derivatives involve special risks including leverage, correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The Funds may invest in illiquid securities which involve the risk that the securities will not be able to be sold at the time or prices desired by the fund, particularly during times of market turmoil.

The DMV Benchmark is a custom benchmark created by Advantus, it is comprised of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index. The S&P 500 Index is an unmanaged, market-value weighted index of stocks, which is widely regarded as the standard for measuring large-cap U.S. stock market performance. The Barclays U.S. Aggregate Index is an unmanaged, market-value weighted index of bonds, which is widely regarded as the standard for measuring investment grade bond performance.

The MVE Benchmark is a custom benchmark created by Advantus, it is comprised of 60% S&P 500 Low Volatility Index; 20% S&P BMI International Developed Low Volatility Index; and 20% Barclays U.S. 3 Month Treasury Bellwether Index. The S&P 500 Low Volatility Index measures the performance of the 100 least volatile stocks in the S&P 500 Index based on their historical volatility. The S&P BMI International Developed Low Volatility Index measures the performance of the 200 least volatile stocks in the S&P Developed Market large/midcap universe. Constituents are weighted relative to the inverse of their corresponding volatility, with the least volatile stocks receiving the highest weights. The Barclays U.S. 3 Month Treasury Bellwether Index measures the performance of U.S. Treasury Bills with a maturity of less than three months.

The SDI Benchmark is a custom benchmark created by Advantus, it is comprised of 54% Wilshire Real Estate Securities Index; 12% S&P 500 Utilities Index; 12% Alerian MLP Total Return Index; 12% Barclay’s Capital US Government Inflation Linked Bond Index; and 10% Wells Fargo Hybrid & Preferred REIT. Alerian MLP Total Return Index – a composite of the 50 most prominent energy Master Limited

ADVANTUS FUNDS

Partnerships (MLPs). Barclays Capital US Government Inflation Linked Bond Index – an index that includes publicly issued, U.S. Treasury inflation protected securities that have at least 1 year remaining to maturity of index rebalancing date, with an issue size equal to or in excess of $500 million. The S&P 500 Utilities Index – an index of those companies included in the S&P 500 that are classified as members of the GICS (registered symbol) utilities sector. Wells Fargo Hybrid & Preferred REIT Index – an index composed exclusively of preferred shares and depository shares designed to track the performance of preferred securities issued in the U.S. markets by Real Estate Investment Trusts (REITs). Wilshire Real Estate Securities Index – an index of publicly traded U.S. real estate equity securities.

The CBOE Volatility Index® (VIX®) is a key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices.

The Barclays U.S. 1-3 Year Government/Credit Bond Index is the 1-3 year component of the Barclays Capital Government/Credit Bond Index which includes securities in the Government and Credit Indexes. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).

The Barclays U.S. Treasury TIPS Index measures the performance of the U.S. Treasury Inflation Protected Securities (TIPS) market.  Federal Reserve holdings of U.S. TIPS are not index eligible and are excluded from the amount outstanding of each bond in the index.

The Barclays U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Barclays EM country definition, are excluded.

It is not possible to invest directly in an index.

A basis point is a common unit of measurement for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01% (0.0001), and is used to denote percentage change in a financial instrument.

Standard deviation measures the dispersion of a set of data from its mean.

Dividend yield is calculated by annualizing the last quarterly dividend paid and dividing it by the current share price. The dividend yield is that of the securities held in the portfolio; it is not reflective of the yield distributed to shareholders.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Must be preceded or accompanied by a prospectus.

The Advantus Funds are distributed by Quasar Distributors, LLC.

ADVANTUS DYNAMIC MANAGED VOLATILITY FUND

Value of $100,000 Investment (UNAUDITED)

The chart assumes an initial investment of $100,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return % – As of February 29, 2016 (Unaudited)

Since Inception(1)
Institutional Class	1.24%
Class A (without sales load)	1.17%
Class A (with sales load)(2)	-3.92%
S&P 500 Index(3)	3.54%
Advantus DMV Benchmark(4)	2.86%

(1)	September 28, 2015.
(2)	Return reflects a sales load of 5.00%.
(3)	The Standard & Poor’s 500 Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.
(4)	The Advantus DMV Benchmark is comprised of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index. This Index cannot be invested in directly.

ADVANTUS MANAGED VOLATILITY EQUITY FUND

Value of $100,000 Investment (UNAUDITED)

The chart assumes an initial investment of $100,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return % – As of February 29, 2016 (Unaudited)

Since Inception(1)
Institutional Class	4.40%
Class A (without sales load)	4.27%
Class A (with sales load)(2)	-0.98%
S&P 500 Index(3)	3.54%
Advantus MVE Benchmark(4)	5.43%

(1)	September 28, 2015.
(2)	Return reflects a sales load of 5.00%.
(3)	The Standard & Poor’s 500 Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.
(4)
The Advantus MVE Benchmark is comprised of 60% S&P 500 Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index, and 20% Barclays U.S. 3 Month Treasury Bellwether Index.  This Index cannot be invested in directly.

ADVANTUS SHORT DURATION BOND FUND

Value of $100,000 Investment (UNAUDITED)

The chart assumes an initial investment of $100,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return % – As of February 29, 2016 (Unaudited)

	One Year	Since Inception(1)
Investor Class(2)	-0.91%	-0.45%
Institutional Class	-0.56%	-0.11%
Barclays 1-3 Year US Government/Credit Bond Index(3)	0.91%	0.98%

(1)	Period from Fund inception through February 29, 2016. The Investor Class shares commenced operations on May 1, 2015 and Institutional Class shares commenced operations on December 16, 2014.
(2)
Performance shown for the Investor Class prior to inception of the Investor Class shares is based on the performance of the Institutional Class shares, adjusted for the higher expenses applicable to Investor Class shares.

(3)
The Barclays 1-3 Year US Government/Credit Bond Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of between 1 and 3 years and are publicly issued.  This Index cannot be invested in directly.

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Value of $100,000 Investment (UNAUDITED)

The chart assumes an initial investment of $100,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return % – As of February 29, 2016 (Unaudited)

	One Year	Three Years	Since Inception(1)
Institutional Class	-10.84%	3.89%	5.57%
Class A (without sales load)(2)	-11.14%	3.61%	5.29%
Institutional Class	-10.84%	3.89%	5.57%
S&P 500 Index(3)	-6.19%	10.75%	11.28%
Advantus SDI Benchmark(4)	-6.03%	5.33%	6.00%

(1)	Period from Fund inception through February 29, 2016. The Class A shares commenced operations on December 16, 2014 and Institutional Class shares commenced operations on September 12, 2012.
(2)
Performance shown for the Class A prior to the inception of the Class A shares is based on the performance of the Institutional Class shares, adjusted for the higher expenses applicable to Class A shares.

(3)	The Standard & Poor’s 500 Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.
(4)
The Advantus SDI Benchmark is comprised of 54% Wilshire Real Estate Securities Index; 12% S&P 500 Utilities Index; 12% Alerian MLP Total Return Index; 12% Barclay’s Capital US Government Inflation Linked Bond Index; and 10% Wells Fargo Hybrid & Preferred REIT Index. This Index cannot be invested in directly.

ADVANTUS FUNDS

EXPENSE EXAMPLE (UNAUDITED)
FEBRUARY 29, 2016

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 – February 29, 2016).

ACTUAL EXPENSES

For each Fund, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each Fund, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

Advantus Dynamic Managed Volatility Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	(9/28/2015)	(2/29/2016)	(9/28/2015 to 2/29/2016)(1)
Class A Actual(2)	$1,000.00	$1,011.70	$3.36
Class A Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.56	$3.37
Institutional Class Actual(2)	$1,000.00	$1,012.40	$2.31
Institutional Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.60	$2.32

(1)
Expenses are equal to the Fund’s annualized expense ratio for the period inception through February 29, 2016 of 0.80% and 0.55% for Class A and the Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 153/366 to reflect the period since Inception.

(2)	Based on the actual returns for the period September 28, 2015 through February 29, 2016 of 1.17% and 1.24% for Class A and the Institutional Class, respectively.

ADVANTUS FUNDS

EXPENSE EXAMPLE (UNAUDITED) – CONTINUED
FEBRUARY 29, 2016

Advantus Managed Volatility Equity Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	(9/28/2015)	(2/29/2016)	(9/28/2015 to 2/29/2016)(3)
Class A Actual(4)	$1,000.00	$1,042.70	$3.42
Class A Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.56	$3.37
Institutional Class Actual(4)	$1,000.00	$1,044.00	$2.35
Institutional Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.60	$2.32

(3)
Expenses are equal to the Fund’s annualized expense ratio for the period inception through February 29, 2016 of 0.80% and 0.55% for Class A and the Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 153/366 to reflect the period since Inception.

(4)	Based on the actual returns for the period September 28, 2015 through February 29, 2016 of 4.27% and 4.40% for Class A and the Institutional Class, respectively.

Advantus Short Duration Bond Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	(9/1/2015)	(2/29/2016)	(9/1/2015 to 2/29/2016)(5)
Investor Class Actual(6)	$1,000.00	$ 990.40	$3.46
Investor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,000.00	$3.48
Institutional Class Actual(6)	$1,000.00	$ 991.60	$2.23
Institutional Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,022.63	$2.26

(5)
Expenses are equal to the Fund’s annualized expense ratio for the six-month period of 0.70% and 0.45% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(6)	Based on the actual returns for the six-month period ended February 29, 2016 of (0.96)% and (0.84)% for the Investor Class and Institutional Class, respectively.

Advantus Strategic Dividend Income Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	(9/1/2015)	(2/29/2016)	(9/1/2015 to 2/29/2016)(7)
Investor Class Actual(8)	$1,000.00	$ 996.40	$5.96
Investor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.90	$6.02
Institutional Class Actual(8)	$1,000.00	$ 997.80	$4.72
Institutional Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.14	$4.77

(7)
Expenses are equal to the Fund’s annualized expense ratio for the six-month period of 1.20% and 0.95% for the Class A and the Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(8)	Based on the actual returns for the six-month period ended February 29, 2016 of (0.36)% and (0.22)% for Class A and the Institutional Class, respectively.

ADVANTUS DYNAMIC MANAGED VOLATILITY FUND

SECTOR ALLOCATION (UNAUDITED)
AS OF FEBRUARY 29, 2016(1)
(% OF NET ASSETS)

TOP TEN HOLDINGS (UNAUDITED)
AS OF FEBRUARY 29, 2016(1)(2)
(% OF NET ASSETS)

iShares Core S&P 500 Fund	45.2%
U.S. Treasury Bond, 0.625%, 9/30/2017	8.5%
Credit Suisse Mortgage Trust, Series 2015-GLPA, 4.138%, 11/15/2037	2.9%
Amgen, 5.700%, 02/01/2019	1.3%
Valspar, 3.950%, 01/15/2026	1.2%
St. Jude Medical, 4.750%, 04/15/2043	1.2%
Essex Portfolio, 3.500%, 04/01/2025	1.2%
CBS, 3.500%, 01/15/2025	1.1%
Florida Gas Transmission, 4.350%, 07/15/2025	1.1%
CVS Caremark, 6.943%, 01/10/2030	1.1%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Short-term investments are not included.

ADVANTUS MANAGED VOLATILITY EQUITY FUND

SECTOR ALLOCATION (UNAUDITED)
AS OF FEBRUARY 29, 2016(1)
(% OF NET ASSETS)

FUND HOLDINGS (UNAUDITED)
AS OF FEBRUARY 29, 2016(1)(2)
(% OF NET ASSETS)

iShares MSCI USA Minimum Volatility Fund	32.2%
iShares MSCI EAFE Minimum Volatility Fund	24.8%
iShares Core High Dividend Fund	17.8%
iShares MSCI Emerging Markets Minimum Volatility Fund	5.9%
iShares MSCI Germany Fund	3.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Short-term investments are not included.

ADVANTUS SHORT DURATION BOND FUND

SECTOR ALLOCATION (UNAUDITED)
AS OF FEBRUARY 29, 2016(1)
(% OF NET ASSETS)

TOP TEN HOLDINGS (UNAUDITED)
AS OF FEBRUARY 29, 2016(1)(2)
(% OF NET ASSETS)

U.S. Treasury Bond, 1.125%, 01/15/2019	3.2%
Symetra Financial, 6.125%, 04/01/2016	2.6%
CD Commercial Mortgage Trust, Series 2007-CD4, 5.883%, 12/11/2049	2.4%
Ford Credit Auto Owner Trust, Series 2013-C, 2.500%, 01/15/2020	2.2%
Wheels SPV, Series 2015-1A, 1.270%, 04/22/2024	2.1%
Tenneco, 6.875%, 12/15/2020	2.1%
Pitney Bowes International Holdings, Series F, 6.125%	2.1%
Astoria Financial, 5.000%, 06/19/2017	2.0%
Dana Holding, 6.750%, 02/15/2021	2.0%
COMM Mortgage Trust, Series 2012-9W57, 2.365%, 02/10/2029	2.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Short-term investments are not included.

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

SECTOR ALLOCATION (UNAUDITED)
AS OF FEBRUARY 29, 2016(1)
(% OF NET ASSETS)

TOP TEN EQUITY HOLDINGS (UNAUDITED)
AS OF FEBRUARY 29, 2016(1)(2)
(% OF NET ASSETS)

EPR Properties	2.8%
Enterprise Products Partners	2.6%
Simon Property Group	2.3%
PPL	2.1%
STORE Capital	2.1%
Dominion Resources	2.1%
Mid-America Apartment Communities	2.0%
LTC Properties	1.9%
American Electric Power Company	1.9%
OMEGA Healthcare Investors	1.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Short-term investments are not included.

ADVANTUS DYNAMIC MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 29, 2016

		Fair
	Shares	Value

EXCHANGE TRADED FUND – 45.2%
iShares Core S&P 500 Fund (a)(b)
(Cost $11,486,562)	59,876	$11,646,480

	Par

CORPORATE BONDS – 28.4%

Airlines – 1.0%
British Airways
Series 2013-1
4.625%, 06/20/2024 (c)(d)	$233,965	244,201

Banks – 1.8%
Barclays
4.375%, 01/12/2026 (d)	200,000	193,385
JPMorgan Chase
4.500%, 01/24/2022	250,000	271,346
		464,731

Consumer Discretionary – 1.1%
CBS
3.500%, 01/15/2025	300,000	291,462

Consumer Staples – 1.1%
CVS Caremark
6.943%, 01/10/2030	237,296	277,054

Diversified Financial Services – 1.8%
First American Financial
4.600%, 11/15/2024	200,000	205,566
Invesco Finance
3.750%, 01/15/2026 (d)	250,000	258,875
		464,441

Energy – 2.8%
Florida Gas Transmission
4.350%, 07/15/2025 (c)	300,000	277,973
Phillips 66
4.650%, 11/15/2034	200,000	183,170
Valero Energy
3.650%, 03/15/2025	300,000	272,514
		733,657

See Notes to the Financial Statements

ADVANTUS DYNAMIC MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 29, 2016

		Fair
	Par	Value

CORPORATE BONDS – 28.4% (Continued)

Health Care – 1.2%
St. Jude Medical
4.750%, 04/15/2043	$300,000	$299,826

Industrial – 3.0%
Stanley Black & Decker
2.451%, 11/17/2018	200,000	202,468
Tyco Electronics Group
3.700%, 02/15/2026 (d)	250,000	255,884
Valspar
3.950%, 01/15/2026	300,000	303,688
		762,040

Information Technology – 1.1%
Hewlett Packard Enterprise
4.900%, 10/15/2025 (c)	100,000	95,083
Juniper Networks
4.500%, 03/15/2024	200,000	198,142
		293,225

Insurance – 4.6%
Allied World Assurance Company Holdings
4.350%, 10/29/2025 (d)	250,000	250,886
Assured Guaranty US Holdings
5.000%, 07/01/2024	200,000	211,103
Horace Mann Educators
4.500%, 12/01/2025	250,000	258,742
Liberty Mutual Group
4.250%, 06/15/2023 (c)	250,000	256,494
Old Republic International
4.875%, 10/01/2024	200,000	208,151
		1,185,376

Pharmaceuticals – 1.3%
Amgen
5.700%, 02/01/2019	300,000	332,285

Real Estate Investment Trust – 3.9%
Alexandria Real Estate Equities
4.300%, 01/15/2026	200,000	205,725
Essex Portfolio
3.500%, 04/01/2025	300,000	297,547

See Notes to the Financial Statements

ADVANTUS DYNAMIC MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 29, 2016

		Fair
	Par	Value

CORPORATE BONDS – 28.4% (Continued)

Real Estate Investment Trust – 3.9% (Continued)
Host Hotels & Resorts
Series F
4.500%, 02/01/2026	$250,000	$249,696
Kimco Realty
3.400%, 11/01/2022	250,000	253,146
		1,006,114

Telecommunications – 2.1%
AT&T
4.500%, 05/15/2035	300,000	276,236
Comcast
4.650%, 07/15/2042	250,000	265,696
		541,932

Transportation – 1.6%
Kansas City Southern Railway
4.300%, 05/15/2043	250,000	226,198
Penske Truck Leasing / PTL Finance
3.300%, 04/01/2021 (c)	200,000	199,462
		425,660

Total Corporate Bonds
(Cost $7,358,593)		7,322,004

U.S. GOVERNMENT SECURITY – 8.5%

U.S. Treasury Bond – 8.5%
0.625%, 09/30/2017 (e)
(Cost $2,198,203)	2,200,000	2,194,973

MORTGAGE BACKED SECURITY – 2.9%

Commercial – 2.9%
Credit Suisse Mortgage Trust
Series 2015-GLPA, Class C
4.138%, 11/15/2037 (c)(f)
(Cost $756,778)	750,000	745,600

See Notes to the Financial Statements

ADVANTUS DYNAMIC MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 29, 2016

		Fair
	Shares	Value

SHORT-TERM INVESTMENT – 14.6%
First American Government Obligations Fund, Class Z, 0.18% (g)
(Cost $3,745,982)	3,745,982	$3,745,982
Total Investments – 99.6%
(Cost $25,546,118)		25,655,039
Other Assets and Liabilities, Net – 0.4%		99,092
Total Net Assets – 100.0%		$25,754,131

(a)	All or a portion of this security has been deposited as initial margin on open futures contracts.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of February 29, 2016 the market value of these investments were $1,818,813, or 7.1% of total net assets.

(d)	The Portfolio had $1,203,231 or 4.7% of net assets in foreign securities at February 29, 2016.
(e)
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(f)	Variable Rate Security – The rate shown is the rate in effect as of February 29, 2016.
(g)	The rate shown is the annualized seven day effective yield as of February 29, 2016.

SCHEDULE OF OPEN FUTURES CONTRACTS

	Number of			Unrealized
Description	Contracts Sold	Market Value	Settlement Month	Depreciation
CME S&P 500 Index	(4)	$(1,929,500)	March 2016	$(15,764)

See Notes to the Financial Statements

ADVANTUS MANAGED VOLATILITY EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 29, 2016

		Fair
	Shares	Value

EXCHANGE TRADED FUNDS – 84.6%
iShares Core High Dividend Fund	50,777	$3,767,653
iShares MSCI EAFE Minimum Volatility Fund	83,294	5,260,849
iShares MSCI Emerging Markets Minimum Volatility Fund	26,793	1,260,075
iShares MSCI Germany Fund	35,650	833,497
iShares MSCI USA Minimum Volatility Fund (a)(b)	163,725	6,822,421
Total Exchange Traded Funds
(Cost $17,506,779)		17,944,495

SHORT-TERM INVESTMENT – 14.3%
First American Government Obligations Fund, Class Z, 0.18% (c)
(Cost $3,021,359)	3,021,359	3,021,359
Total Investments – 98.9%
(Cost $20,528,138)		20,965,854
Other Assets and Liabilities, Net – 1.1%		244,451
Total Net Assets – 100.0%		$21,210,305

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of this security has been deposited as initial margin on open futures contracts.
(c)	The rate shown is the annualized seven day effective yield as of February 29, 2016.

SCHEDULE OF OPEN FUTURES CONTRACTS

Number of				Unrealized
Description	Contracts Sold	Market Value	Settlement Month	Appreciation
E-mini S&P 500 Index	(96)	$(9,261,600)	March 2016	$282,619

See Notes to the Financial Statements

ADVANTUS SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 29, 2016

		Fair
	Par	Value

CORPORATE BONDS – 53.6%

Airlines – 5.4%
Continental Airlines
Series B
6.000%, 07/12/2020	$203,541	$210,410
Delta Airlines
Series B
6.875%, 11/07/2020 (a)	280,382	301,762
Northwest Airlines
Series 02-1
6.264%, 05/20/2023	118,589	125,402
UAL
Series 09-1
10.400%, 05/01/2018	367,511	383,590
Series 09-2
9.750%, 01/15/2017	323,187	341,366
		1,362,530

Automotive – 9.3%
Dana Holding
6.750%, 02/15/2021	500,000	509,375
Ford Motor Credit
1.461%, 03/27/2017	250,000	248,370
General Motors Financial
4.750%, 08/15/2017	400,000	410,052
4.200%, 03/01/2021	500,000	501,255
Hyundai Capital America
2.400%, 10/30/2018 (a)	150,000	150,481
Tenneco
6.875%, 12/15/2020	500,000	521,250
		2,340,783

Banks – 12.3%
Astoria Financial
5.000%, 06/19/2017	500,000	512,530
Bank of America
Series BKNT
5.300%, 03/15/2017	250,000	258,529
Capital One
Series BKNT
1.301%, 02/05/2018 (b)	250,000	248,960

See Notes to the Financial Statements

ADVANTUS SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 29, 2016

		Fair
	Par	Value

CORPORATE BONDS – 53.6% (Continued)

Banks – 12.3% (Continued)
Citigroup
1.800%, 02/05/2018	$250,000	$248,467
Credit Suisse New York
1.750%, 01/29/2018 (c)	250,000	248,519
Huntington National Bank
2.200%, 11/06/2018	250,000	249,103
KeyBank National Association
1.155%, 06/01/2018 (b)	250,000	248,429
Lloyds Bank
1.038%, 03/16/2018 (b)(c)	250,000	249,144
Santander Bank
2.000%, 01/12/2018	350,000	343,577
The Goldman Sachs Group
1.288%, 05/22/2017 (b)	250,000	249,574
Wells Fargo Bank
Series BKNT
1.650%, 01/22/2018	250,000	251,096
		3,107,928

Diversified Financial Services – 4.8%
Ally Financial
3.250%, 02/13/2018	250,000	248,125
Morgan Stanley
Series MTN
2.200%, 12/07/2018	250,000	250,985
NYSE Euronext Holdings
2.000%, 10/05/2017	250,000	252,205
Synchrony Financial
2.600%, 01/15/2019	200,000	198,605
UBS AG of Stamford, Connecticut
1.195%, 06/01/2017 (b)(c)	250,000	249,554
		1,199,474

Energy – 7.1%
Chesapeake Energy
8.000%, 12/15/2022 (a)	108,000	42,660
ConocoPhillips
5.750%, 02/01/2019	250,000	260,253
Enterprise Products Operating
7.034%, 01/15/2068 (b)	400,000	391,920

See Notes to the Financial Statements

ADVANTUS SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 29, 2016

		Fair
	Par	Value

CORPORATE BONDS – 53.6% (Continued)

Energy – 7.1% (Continued)
NuStar Logistics
8.150%, 04/15/2018	$400,000	$382,000
Regency Energy Partners
6.500%, 07/15/2021	500,000	466,250
TransCanada
1.875%, 01/12/2018 (c)	250,000	245,297
		1,788,380

Insurance – 2.6%
Symetra Financial
6.125%, 04/01/2016 (a)(d)	655,000	657,537

Manufacturing – 1.1%
Packaging Corporation of America
6.500%, 03/15/2018	250,000	268,561

Real Estate Investment Trusts – 2.7%
Select Income REIT
2.850%, 02/01/2018	180,000	179,500
VEREIT Operating Partnership
2.000%, 02/06/2017	500,000	493,250
		672,750

Retail – 1.0%
Dollar General
4.125%, 07/15/2017	250,000	257,997

Telecommunications – 0.8%
Juniper Networks
3.125%, 02/26/2019	200,000	200,360

Utilities – 6.5%
Eversource Energy
1.600%, 01/15/2018	250,000	248,973
NextEra Energy Capital Holding
1.586%, 06/01/2017	300,000	299,583
San Diego Gas & Electric
Series PPP
1.914%, 02/01/2022	428,572	421,864
Southern California Edison
1.845%, 02/01/2022	428,571	422,123

See Notes to the Financial Statements

ADVANTUS SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 29, 2016

		Fair
	Par	Value

CORPORATE BONDS – 53.6% (Continued)

Utilities – 6.5% (Continued)
TECO Finance
1.217%, 04/10/2018 (b)	$250,000	$246,589
		1,639,132
Total Corporate Bonds
(Cost $13,819,929)		13,495,432

ASSET BACKED SECURITIES – 28.1%

Automotive – 19.1%
Ally Auto Receivables Trust
Series 2014-2
2.100%, 03/16/2020	250,000	251,123
Carmax Auto Owner Trust
Series 2013-3, Class C
2.150%, 05/15/2019	120,000	120,853
Series 2013-4, Class B
1.710%, 07/15/2019	320,000	321,011
Series 2014-1, Class D
2.430%, 08/17/2020	340,000	338,973
Series 2014-3, Class C
2.290%, 06/15/2020	230,000	231,385
Ford Credit Auto Owner Trust
Series 2013-C, Class D
2.500%, 01/15/2020	550,000	556,765
Series 2013-D, Class A4
1.110%, 02/15/2019	100,000	99,962
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.610%, 05/15/2018	101,000	101,158
Series 2013-A, Class B
1.130%, 09/17/2018	210,000	209,616
Series 2013-B, Class C
1.710%, 02/15/2019	108,000	108,539
Series 2013-B, Class D
2.480%, 09/16/2019	100,000	101,561
Series 2013-C, Class B
2.100%, 03/15/2019	410,000	412,856

See Notes to the Financial Statements

ADVANTUS SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 29, 2016

		Fair
	Par	Value

ASSET BACKED SECURITIES – 28.1% (Continued)

Automotive – 19.1% (Continued)
Susquehanna Auto Receivables Trust
Series 2014-1A, Class B
2.090%, 12/15/2021 (a)	$235,000	$235,710
USAA Auto Owner Trust
Series 2014-1, Class B
1.340%, 08/17/2020	500,000	499,349
Volvo Financial Equipment
Series 2013-1A, Class C
1.620%, 08/17/2020 (a)(d)	200,000	200,258
Series 2016-1A, Class A3
1.670%, 02/18/2020 (a)	250,000	250,254
Wheels SPV
Series 2015-1A, Class A2
1.270%, 04/22/2024 (a)(d)	535,000	530,204
World Omni Auto Receivable Trust
Series 2012-B, Class B
1.060%, 09/16/2019	90,000	89,830
Series 2013-B, Class B
1.720%, 08/17/2020	145,000	145,190
		4,804,597

Credit Cards – 3.8%
Capital One Multi-Asset Execution Trust
Series 2015-A1, Class A1
1.390%, 01/15/2021	250,000	251,053
Chase Issuance Trust
Series 2014-A7, Class A
1.380%, 11/15/2019	100,000	100,460
Nordstrom Credit Card Master Trust
Series 2011-1A, Class A
2.280%, 11/15/2019 (a)	250,000	251,927
Synchrony Credit Card Master Note Trust
Series 2014-1, Class A
1.610%, 11/15/2020	350,000	349,998
		953,438

Industrial – 1.7%
CNH Equipment Trust
Series 2014-B, Class B
1.930%, 11/15/2021	430,000	431,031

See Notes to the Financial Statements

ADVANTUS SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 29, 2016

		Fair
	Par	Value

ASSET BACKED SECURITIES – 28.1% (Continued)

Manufactured Housing – 1.0%
Credit Suisse First Boston
Series 2002-MH3, Class A
6.700%, 12/25/2031	$246,374	$257,110

Student Loans – 2.5%
Social Professional Loan Program
Series 2014-B, Class A1
1.686%, 08/25/2032 (a)(b)(d)	211,607	207,024
Series 2014-B, Class A2
2.550%, 08/27/2029 (a)(d)	61,466	61,161
Series 2015-A, Class A1
1.636%, 03/25/2033 (a)(b)(d)	368,182	359,786
		627,971
Total Asset Backed Securities
(Cost $7,076,820)		7,074,147

MORTGAGE BACKED SECURITIES – 9.8%

Commercial – 6.2%
CD Commercial Mortgage Trust
Series 2007-CD4, Class WFC3
5.883%, 12/11/2049 (a)(b)	600,000	615,518
COMM Mortgage Trust
Series 2012-9W57, Class A
2.365%, 02/10/2029 (a)	500,000	502,903
Morgan Stanley Capital I Trust
Series 2015-XLF1, Class A
1.577%, 08/14/2031 (a)(b)	433,927	431,378
		1,549,799

U.S. Government Agency – 3.6%
Federal Home Loan Mortgage Corporation
Series 3816, Class D
3.500%, 08/15/2028	409,530	421,970
Series 14-HQ2, Class M2
2.636%, 09/25/2024 (b)	500,000	489,748
		911,718
Total Mortgage Backed Securities
(Cost $2,487,643)		2,461,517

See Notes to the Financial Statements

ADVANTUS SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 29, 2016

		Fair
	Par	Value
U.S. GOVERNMENT SECURITIES – 6.0%
U.S. Treasury Bonds – 6.0%
0.500%, 06/30/2016 (e)	$100,000	$100,025
0.875%, 01/15/2018	250,000	250,371
0.750%, 01/31/2018	350,000	349,754
1.125%, 01/15/2019	800,000	805,062
Total U.S. Government Securities
(Cost $1,503,823)		1,505,212
	Shares
PREFERRED STOCK – 2.0%

Technology – 2.0%
Pitney Bowes International Holdings, Series F, 6.125% (a)(d)
(Cost $531,250)	500	519,531
SHORT-TERM INVESTMENT – 3.1%
First American Government Obligations Fund, Class Z, 0.18% (f)
(Cost $788,932)	788,932	788,932
Total Investments – 102.6%
(Cost $26,208,397)		25,844,771
Other Assets and Liabilities, Net – (2.6)%		(650,713)
Total Net Assets – 100.0%		$25,194,058

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities are determined to be liquid by the Adviser unless identified by footnote (d).  As of February 29, 2016 the market value of these investments were $5,318,094, or 21.1% of total net assets.

(b)	Variable rate security – The rate shown is the rate in effect as of February 29, 2016.
(c)	The portfolio had $992,514 or 3.9% of net assets in foreign securities as of February 29, 2016.
(d)	Security considered illiquid and is categorized in Level 2 of the fair value hierarchy. See Notes 2 and 3 in the Notes to the Financial Statements.
(e)	All or a portion of this security has been deposited as initial margin on open futures contracts.
(f)	The rate shown is the annualized seven day effective yield as of February 29, 2016.

SCHEDULE OF OPEN FUTURES CONTRACTS

	Number of			Unrealized
	Contracts			Appreciation
Description	Purchased (Sold)	Market Value	Settlement Month	(Depreciation)
U.S. Treasury 2 Year Note Futures	21	$4,589,484	June 2016	$(5,968)
U.S. Treasury 5 Year Note Futures	(8)	(967,875)	March 2016	915
				$(5,053

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 29, 2016

		Fair
	Shares	Value

REIT COMMON STOCKS – 53.0%

Apartments – 6.1%
Camden Property Trust	10,000	$747,400
Education Realty Trust	26,709	1,059,012
Mid-America Apartment Communities	16,800	1,510,992
Sun Communities	13,309	898,757
UDR	10,100	346,733
		4,562,894

Diversified – 1.3%
CyrusOne	14,000	554,960
Investors Real Estate Trust	64,600	396,644
		951,604

Health Care – 10.5%
Healthcare Trust of America, Class A	11,800	328,158
LTC Properties	32,300	1,435,412
National Health Investors	15,681	986,492
OMEGA Healthcare Investors	43,959	1,409,325
Physicians Realty Trust	69,315	1,190,832
Sabra Health Care REIT	11,800	234,997
Ventas	15,600	868,452
Welltower	20,500	1,307,490
		7,761,158

Hotels – 3.0%
Chatham Lodging Trust	25,849	518,531
Chesapeake Lodging Trust	31,691	805,268
Hersha Hospitality Trust	10,900	219,417
Hospitality Properties Trust	14,700	356,916
Host Hotels & Resorts	8,300	127,073
Pebblebrook Hotel Trust	7,400	200,984
		2,228,189

Industrial – 4.9%
Duke Realty	34,500	713,460
EastGroup Properties	16,800	911,064
Prologis	36,400	1,399,944
STAG Industrial	35,500	623,380
		3,647,848

Mortgage – 2.6%
Blackstone Mortgage Trust, Class A	25,900	640,766
Colony Financial	76,649	1,257,043

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 29, 2016

		Fair
	Shares	Value

REIT COMMON STOCKS – 53.0% (Continued)

Mortgage – 2.6% (Continued)
Starwood Property Trust	1,000	$17,540
		1,915,349

Net Lease – 7.3%
Agree Realty	30,628	1,134,767
EPR Properties	33,615	2,091,862
Select Income REIT	28,540	588,495
STORE Capital	65,000	1,569,750
		5,384,874

Office – 4.7%
Alexandria Real Estate Equities	9,918	785,109
Brandywine Realty Trust	60,300	742,293
Highwoods Properties	18,600	810,030
Parkway Properties	44,000	589,160
SL Green Realty	6,300	555,534
		3,482,126

Other – 3.2%
Digital Realty Trust	12,300	972,561
Sovran Self Storage	12,900	1,373,076
		2,345,637

Residential – 2.4%
American Campus Communities	7,600	332,652
AvalonBay Communities	3,800	652,232
Equity Residential	5,200	387,348
Essex Property Trust	1,900	397,632
		1,769,864

Retail – 7.0%
Brixmor Property Group	2,800	65,604
Kimco Realty	35,000	936,250
Ramco-Gershenson Properties Trust	43,525	731,220
Retail Opportunity Investments	31,400	577,132
Simon Property Group	8,800	1,669,624
Tanger Factory Outlet Centers	14,000	449,120
Weingarten Realty Investors	22,421	789,892
		5,218,842
Total REIT Common Stocks
(Cost $36,531,893)		39,268,385

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 29, 2016

		Fair
	Shares	Value

OTHER COMMON STOCKS – 15.3%

Energy – 1.0%
ConocoPhillips	12,442	$420,913
Kinder Morgan	15,900	287,631
		708,544

Infrastructure – 2.1%
Brookfield Infrastructure Partners (b)	13,300	500,745
Fortress Transportation and Infrastructure Investors	13,135	120,579
Macquarie Infrastructure Company	15,600	952,380
		1,573,704

Real Estate Operating Company – 0.6%
Brookfield Property Partners (b)	20,000	407,400

Telecommunications – 1.1%
Crown Castle International	2,800	242,200
Frontier Communications	112,960	611,113
		853,313

Utilities – 10.5%
American Electric Power Company	23,010	1,420,868
CMS Energy	10,500	415,380
Dominion Resources	22,170	1,550,126
DTE Energy	4,747	399,318
Duke Energy	6,700	497,676
Exelon	22,700	714,823
Pattern Energy Group	12,135	206,052
Pinnacle West Capital	7,542	519,116
PPL	45,118	1,578,679
Sempra Energy	2,800	270,228
Talen Energy (a)	3,448	21,929
WEC Energy Group	3,800	214,130
		7,808,325
Total Other Common Stocks
(Cost $10,836,983)		11,351,286

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 29, 2016

		Fair
	Shares	Value

REIT PREFERRED STOCKS – 11.5%

Hotels – 1.5%
LaSalle Hotel Properties, Series I, 6.375%	29,800	$759,900
Summit Hotel Properties, Series C, 7.125%	15,700	392,500
		1,152,400

Manufactured Homes – 0.6%
Equity LifeStyle Properties, Series C, 6.750%	16,300	423,719

Office – 2.0%
Kilroy Realty, Series H, 6.375%	15,400	399,784
PS Business Parks, Series S, 6.450%	22,766	591,916
PS Business Parks, Series U, 5.750%	19,000	478,230
		1,469,930

Other – 0.9%
Digital Realty Trust, Series E, 7.000%	17,000	436,730
Digital Realty Trust, Series I, 6.350%	7,900	198,290
		635,020

Retail – 6.5%
CBL & Associates Properties, Series E, 6.625%	33,900	752,580
Colony Capital, 7.125%	35,800	712,778
DDR, Series J, 6.500%	26,100	680,688
Kimco Realty, Series K, 5.625%	15,500	393,855
National Retail Properties, Series D, 6.625%	9,600	247,296
National Retail Properties, Series E, 5.700%	35,000	891,450
Saul Centers, Series C, 6.875%	14,300	376,161
Taubman Centers, Series J, 6.500%	20,100	521,595
Urstadt Biddle Properties, Series F, 7.125%	8,344	216,944
Urstadt Biddle Properties, Series G, 6.750%	1,900	49,723
		4,843,070
Total REIT Preferred Stocks
(Cost $8,443,794)		8,524,139

MASTER LIMITED PARTNERSHIPS – 9.2%

Energy – 9.2%
Buckeye Partners	9,400	604,984
Energy Transfer Partners	19,204	512,171
Enterprise Products Partners	82,484	1,927,651
Equity Midstream Partners	10,600	759,278
Magellan Midstream Partners	16,201	1,094,864

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 29, 2016

		Fair
	Shares	Value

MASTER LIMITED PARTNERSHIPS – 9.2% (Continued)

Energy – 9.2% (Continued)
MPLX	18,300	$474,702
Spectra Energy Partners	14,297	662,094
Sprague Resources	17,847	316,784
Sunoco Logistics Partners	18,900	465,696
Total Master Limited Partnerships
(Cost $7,336,457)		6,818,224
	Par

U.S. GOVERNMENT SECURITIES – 7.8%

U.S. Treasury Bonds – 7.8%
0.125%, 04/15/2018 (c)	$511,605	516,964
1.250%, 07/15/2020 (c)	542,275	576,464
1.125%, 01/15/2021 (c)	540,620	571,202
0.625%, 07/15/2021 (c)	524,715	543,541
0.125%, 07/15/2022 (c)	514,265	516,716
0.125%, 01/15/2023 (c)	409,884	407,907
0.375%, 07/15/2023 (c)	508,180	516,627
2.375%, 01/15/2025 (c)	627,400	739,217
3.875%, 04/15/2029 (c)	719,385	1,012,394
2.125%, 02/15/2040 (c)	273,580	339,645
Total U.S. Government Securities
(Cost $5,908,849)		5,740,677

CORPORATE BONDS – 1.2%

Consumer Discretionary – 0.7%
DIRECTV Holdings
4.450%, 04/01/2024	500,000	526,817

Energy – 0.5%
Enlink Midstream Partners
4.400%, 04/01/2024	500,000	353,315
Total Corporate Bonds
(Cost $1,054,792)		880,132

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 29, 2016

		Fair
	Shares	Value
OTHER PREFERRED STOCK – 0.6%

Energy – 0.6%
Kinder Morgan, Series A, 9.750%
(Cost $513,716)	10,500	$458,955

CLOSED-END FUND – 0.4%
Blackrock Floating Rate Income Strategies Fund
(Cost $332,371)	25,522	312,134

EXCHANGE TRADED FUND – 0.3%
PowerShares DB Commodity Index Tracking Fund (a)
(Cost $313,333)	15,000	191,250

SHORT-TERM INVESTMENT – 1.1%
First American Government Obligations Fund, Class Z, 0.18% (d)
(Cost $825,491)	825,491	825,491
Total Investments – 100.4%
(Cost $72,097,679)		74,370,673
Other Assets and Liabilities, Net – (0.4)%		(296,042)
Total Net Assets – 100.0%		$74,074,631

(a)	Non-income producing security.
(b)	The Portfolio had $908,145 or 1.2% of net assets in foreign securities at February 29, 2016.
(c)
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(d)	The rate shown is the annualized seven day effective yield as of February 29, 2016.
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

ADVANTUS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
FEBRUARY 29, 2016

	Dynamic	Managed	Short	Strategic
	Managed	Volatility	Duration	Dividend
	Volatility Fund	Equity Fund	Bond Fund	Income Fund
ASSETS:
Investments, at fair value: (cost $25,546,118, $20,528,138,
$26,208,397 and $72,097,679, respectively)	$25,655,039	$20,965,854	$25,844,771	$74,370,673
Cash	16,876	65,583	—	—
Receivable for investment securities sold	—	—	—	549,117
Receivable for capital shares sold	—	175,222	—	25
Dividends & interest receivable	84,265	425	125,608	120,124
Return of capital receivable	—	—	—	21,418
Receivable for adviser reimbursements, net	9,106	9,937	11,436	—
Prepaid expenses	24,352	23,983	17,978	16,735
Total assets	25,789,638	21,241,004	25,999,793	75,078,092
LIABILITIES:
Payable for investment securities purchased	—	—	761,935	924,827
Payable to adviser, net	—	—	—	31,605
Payable for fund administration & accounting fees	14,414	10,637	16,320	14,018
Payable for compliance fees	1,632	1,631	1,697	1,692
Payable for custody fees	2,240	1,900	5,392	8,634
Payable for transfer agent fees and expenses	6,833	7,253	8,209	9,093
Payable to trustees	—	—	653	541
Accrued expenses	10,278	9,050	11,324	13,003
Accrued distribution fees	110	228	205	48
Total liabilities	35,507	30,699	805,735	1,003,461
NET ASSETS	$25,754,131	$21,210,305	$25,194,058	$74,074,631
NET ASSETS CONSIST OF:
Paid-in capital	$25,600,227	$20,627,764	$25,791,769	$76,781,876
Accumulated undistributed net investment income (loss)	33,683	(17,571)	(10,743)	(79,690)
Accumulated undistributed net realized gain (loss) on investments	27,064	(120,223)	(218,289)	(4,900,549)
Net unrealized appreciation (depreciation) on investments	108,921	437,716	(363,626)	2,272,994
Net unrealized appreciation (depreciation) on futures contracts	(15,764)	282,619	(5,053)	—
Net Assets	$25,754,131	$21,210,305	$25,194,058	$74,074,631
Class A Shares:
Net Assets	$125,986	$922,193	$—	$275,282
Shares issued and outstanding(1)	12,524	88,928	—	28,163
Net asset value, minimum offering price,
and redemption price per share	$10.06	$10.37	$—	$9.77
Maximum offering price per share(2)	$10.59	$10.92	$—	$10.28
Investor Class Shares:
Net Assets	$—	$—	$98,814	$—
Shares issued and outstanding(1)	—	—	10,089	—
Net asset value, offering price, and redemption price per share	$—	$—	$9.79	$—
Institutional Class Shares:
Net Assets	$25,628,145	$20,288,112	$25,095,244	$73,799,349
Shares issued and outstanding(1)	2,546,835	1,955,278	2,561,581	7,546,785
Net asset value, offering price, and redemption price per share	$10.06	$10.38	$9.80	$9.78

(1)	Unlimited shares authorized without par value.
(2)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.00%.

See Notes to the Financial Statements

ADVANTUS FUNDS

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE PERIOD ENDED FEBRUARY 29, 2016

	Dynamic	Managed	Short	Strategic
	Managed	Volatility	Duration	Dividend
	Volatility Fund(1)	Equity Fund(1)	Bond Fund	Income Fund
INVESTMENT INCOME:
Dividends from common stock	$82,477	$132,521	$15,312	$1,631,960
Less: Foreign taxes withheld	—	—	—	304
Net dividend income from common stock	82,477	132,521	15,312	1,632,264
Distributions received from master limited partnerships	—	—	—	268,610
Less: return of capital on distributions	—	—	—	(268,610)
Net distribution income from master limited partnerships	—	—	—	—
Interest income	125,453	877	308,802	(17,351)
Total investment income	207,930	133,398	324,114	1,614,913

EXPENSES:
Advisory fees (See note 5)	69,723	49,295	49,474	280,370
Fund administration & accounting fees (See note 5)	39,828	35,015	53,306	48,911
Transfer agent fees (See note 5)	19,158	19,137	21,488	27,160
Federal & state registration fees	17,016	16,435	21,603	18,165
Audit fees	8,499	7,588	8,918	8,822
Legal fees	4,806	4,806	5,718	5,718
Trustee fees (See note 5)	4,586	4,586	5,278	5,364
Compliance fees (See note 5)	4,069	4,069	5,005	5,005
Custody fees (See note 5)	3,243	2,929	7,098	15,851
Other	1,996	1,996	3,271	4,029
Postage & printing fees	1,935	1,935	1,552	2,998
Distribution fees – Class A (See note 6)	110	464	—	423
Distribution fees – Investor Class (See note 6)	—	—	123	—
Total expenses before reimbursement	174,969	148,255	182,834	422,816
Less: Reimbursement by Adviser	(115,863)	(106,080)	(119,101)	(67,257)
Net expenses	59,106	42,175	63,733	355,559
NET INVESTMENT INCOME	148,824	91,223	260,381	1,259,354

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(6,751)	15,404	(200,285)	(4,710,538)
Net realized gain (loss) on futures contracts	80,638	(135,627)	3,345	831
Net realized gain (loss) on purchased option contracts	851	—	—	(37,828)
Net realized gain on written option contracts	—	—	—	1,296
Net change in unrealized appreciation (depreciation) of investments	108,921	437,716	(244,819)	3,495,397
Net change in unrealized appreciation (depreciation)
on futures contracts	(15,764)	282,619	(6,385)	(143,290)
Net realized and unrealized gain (loss) on investments	167,895	600,112	(448,144)	(1,394,132)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$316,719	$691,335	$(187,763)	$(134,778)

(1)	Inception date of the Fund was September 28, 2015.

See Notes to the Financial Statements

ADVANTUS DYNAMIC MANAGED VOLATILITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the Period
Inception through
February 29, 2016(1)
(Unaudited)

OPERATIONS:
Net investment income	$148,824
Net realized loss on investments	(6,751)
Net realized gain on futures contracts	80,638
Net realized gain on purchased option contracts	851
Net change in unrealized appreciation of investments	108,921
Net change in unrealized depreciation on futures contracts	(15,764)
Net increase in net assets resulting from operations	316,719

CAPITAL SHARE TRANSACTIONS:
Class A:
Proceeds from shares sold	124,545
Proceeds from reinvestment of distributions	586
Payments for shares redeemed	—
Increase in net assets resulting from Investor Class transactions	125,131
Institutional Class:
Proceeds from shares sold	25,314,884
Proceeds from reinvestment of distributions	162,229
Payments for shares redeemed	(2,017)
Increase in net assets resulting from Institutional Class transactions	25,475,096
Net increase in net assets resulting from capital share transactions	25,600,227

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class A	(396)
Institutional Class	(114,745)
From net realized gains
Class A	(190)
Institutional Class	(47,484)
Total distributions to shareholders	(162,815)

TOTAL INCREASE IN NET ASSETS	25,754,131

NET ASSETS:
Beginning of period	—
End of period, including accumulated undistributed income of $33,683.	$25,754,131

(1)	Inception date of the Fund was September 28, 2015.

See Notes to the Financial Statements

ADVANTUS MANAGED VOLATILITY EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the Period
Inception through
February 29, 2016(1)
(Unaudited)
OPERATIONS:
Net investment income	$91,223
Net realized gain on investments	15,404
Net realized loss on futures contracts	(135,627)
Net change in unrealized appreciation of investments	437,716
Net change in unrealized appreciation on futures contracts	282,619
Net increase in net assets resulting from operations	691,335

CAPITAL SHARE TRANSACTIONS:
Class A:
Proceeds from shares sold	929,037
Proceeds from reinvestment of distributions	3,161
Payments for shares redeemed	(14,717)
Increase in net assets resulting from Investor Class transactions	917,481
Institutional Class:
Proceeds from shares sold	19,668,055
Proceeds from reinvestment of distributions	105,633
Payments for shares redeemed	(63,405)
Increase in net assets resulting from Institutional Class transactions	19,710,283
Net increase in net assets resulting from capital share transactions	20,627,764

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class A	(3,161)
Institutional Class	(105,633)
Total distributions to shareholders	(108,794)

TOTAL INCREASE IN NET ASSETS	21,210,305

NET ASSETS:
Beginning of period	—
End of period, including distributions in excess of net investment income of $(17,571).	$21,210,305

(1)	Inception date of the Fund was September 28, 2015.

See Notes to the Financial Statements

ADVANTUS SHORT DURATION BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the Period
	February 29, 2016	Inception through
	(Unaudited)	August 31, 2015(1)
OPERATIONS:
Net investment income	$260,381	$356,637
Net realized loss on investments	(200,285)	(18,762)
Net realized gain on futures contracts	3,345	1,875
Net change in unrealized depreciation of investments	(244,819)	(118,807)
Net change in unrealized appreciation (depreciation) on futures contracts	(6,385)	1,332
Net increase (decrease) in net assets resulting from operations	(187,763)	222,275

CAPITAL SHARE TRANSACTIONS:
Investor Class(2):
Proceeds from shares sold	—	100,000
Proceeds from reinvestment of distributions	848	430
Payments for shares redeemed	—	—
Increase in net assets resulting from Investor Class transactions	848	100,430
Institutional Class:
Proceeds from shares sold	—	40,363,700
Proceeds from reinvestment of distributions	271,049	359,871
Payments for shares redeemed	(15,093,595)	(210,534)
Increase (Decrease) in net assets resulting from Institutional Class transactions	(14,822,546)	40,513,037
Net increase (decrease) in net assets resulting from capital share transactions	(14,821,698)	40,613,467

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class(2)	(848)	(430)
Institutional Class	(271,065)	(359,880)
Total distributions to shareholders	(271,913)	(360,310)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,281,374)	40,475,432

NET ASSETS:
Beginning of period	40,475,432	—
End of period, including accumulated undistributed (distributions in
excess of) net investment income of $(10,743) and $789, respectively.	$25,194,058	$40,475,432

(1)	Inception date of the Fund was December 16, 2014.
(2)	Inception date of the Investor Class was May 1, 2015.

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the
	February 29, 2016	Year Ended
	(Unaudited)	August 31, 2015
OPERATIONS:
Net investment income	$1,259,354	$1,637,509
Net realized gain (loss) on investments, including foreign currency gain	(4,710,538)	4,675,891
Net realized gain (loss) on futures contracts	831	(206,222)
Net realized loss on purchased option contracts	(37,828)	—
Net realized gain on written option contracts	1,296	—
Net change in unrealized appreciation (depreciation) on investments
and translations of foreign currency	3,495,397	(11,344,527)
Net change in unrealized appreciation (depreciation) on futures contracts	(143,290)	143,290
Net decrease in net assets resulting from operations	(134,778)	(5,094,059)

CAPITAL SHARE TRANSACTIONS:
Class A(1)(2):
Proceeds from shares sold	11,790	407,412
Proceeds from reinvestment of distributions	13,559	6,955
Payments for shares redeemed	(97,869)	(9,875)
Increase (decrease) in net assets resulting from Class A transactions	(72,520)	404,492
Institutional Class:
Proceeds from shares sold	1,094,092	1,840,458
Proceeds from reinvestment of distributions	2,615,648	2,955,168
Payments for shares redeemed	(151,196)	(5,626,230)
Increase (decrease) in net assets resulting from Institutional Class transactions	3,558,544	(830,604)
Net increase (decrease) in net assets resulting from capital share transactions	3,486,024	(426,112)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class A(1)(2)	(4,726)	(3,188)
Institutional Class	(1,141,230)	(2,002,334)
From net realized gains
Class A(1)(2)	(15,330)	(4,012)
Institutional Class	(3,701,649)	(3,400,720)
Total distributions to shareholders	(4,862,935)	(5,410,254)

TOTAL DECREASE IN NET ASSETS	(1,511,689)	(10,930,425)

NET ASSETS:
Beginning of period	75,586,320	86,516,745
End of period, including distributions in excess of net
investment income of $(79,690) and $(193,088), respectively.	$74,074,631	$75,586,320

(1)	Inception date of Class A was December 16, 2014.
(2)	Prior to September 28, 2015, Class A shares were known as Investor Class shares.

See Notes to the Financial Statements

ADVANTUS DYNAMIC MANAGED VOLATILITY FUND

FINANCIAL HIGHLIGHTS

For the Period
Inception through
February 29, 2016(1)
(Unaudited)
Class A

PER SHARE DATA:(2)
Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.05
Net realized and unrealized gain on investments	0.07
Total from investment operations	0.12

LESS DISTRIBUTIONS:
From net investment income	(0.04)
From net capital gains	(0.02)
Total distributions	(0.06)
Net asset value, end of period	$10.06

TOTAL RETURN(3)(4)	1.17%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$0.1

Ratio of expenses to average net assets:
Before expense reimbursement(5)	1.88%
After expense reimbursement(5)	0.80%

Ratio of net investment income to average net assets:
Before expense reimbursement(5)	0.06%
After expense reimbursement(5)	1.14%

Portfolio turnover rate(4)	41%

(1)	Inception date of the Fund was September 28, 2015.
(2)	For a Class A Share outstanding for the entire period.
(3)	Total return does not reflect sales charges.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

ADVANTUS DYNAMIC MANAGED VOLATILITY FUND

FINANCIAL HIGHLIGHTS

For the Period
Inception through
February 29, 2016(1)
(Unaudited)
Institutional Class

PER SHARE DATA:(2)
Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.06
Net realized and unrealized gain on investments	0.07
Total from investment operations	0.13

LESS DISTRIBUTIONS:
From net investment income	(0.05)
From net capital gains	(0.02)
Total distributions	(0.07)
Net asset value, end of period	$10.06

TOTAL RETURN(3)	1.24%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$25.6

Ratio of expenses to average net assets:
Before expense reimbursement(4)	1.63%
After expense reimbursement(4)	0.55%

Ratio of net investment income to average net assets:
Before expense reimbursement(4)	0.31%
After expense reimbursement(4)	1.39%

Portfolio turnover rate(3)	41%

(1)	Inception date of the Fund was September 28, 2015.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements

ADVANTUS MANAGED VOLATILITY EQUITY FUND

FINANCIAL HIGHLIGHTS

For the Period
Inception through
February 29, 2016(1)
(Unaudited)
Class A

PER SHARE DATA:(2)
Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.04
Net realized and unrealized gain on investments	0.39
Total from investment operations	0.43

LESS DISTRIBUTIONS:
From net investment income	(0.06)
From net capital gains	—
Total distributions	(0.06)
Net asset value, end of period	$10.37

TOTAL RETURN(3)(4)	4.27%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$0.9

Ratio of expenses to average net assets:
Before expense reimbursement(5)	2.20%
After expense reimbursement(5)	0.80%

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement(5)	(0.44)%
After expense reimbursement(5)	0.96%

Portfolio turnover rate(4)	1%

(1)	Inception date of the Fund was September 28, 2015.
(2)	For a Class A Share outstanding for the entire period.
(3)	Total return does not reflect sales charges.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

ADVANTUS MANAGED VOLATILITY EQUITY FUND

FINANCIAL HIGHLIGHTS

For the Period
Inception through
February 29, 2016(1)
(Unaudited)
Institutional Class

PER SHARE DATA:(2)
Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.05
Net realized and unrealized gain on investments	0.39
Total from investment operations	0.44

LESS DISTRIBUTIONS:
From net investment income	(0.06)
From net capital gains	—
Total distributions	(0.06)
Net asset value, end of period	$10.38

TOTAL RETURN(3)	4.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$20.3

Ratio of expenses to average net assets:
Before expense reimbursement(4)	1.95%
After expense reimbursement(4)	0.55%

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement(4)	(0.19)%
After expense reimbursement(4)	1.21%

Portfolio turnover rate(3)	1%

(1)	Inception date of the Fund was September 28, 2015.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements

ADVANTUS SHORT DURATION BOND FUND

FINANCIAL HIGHLIGHTS

	For the Six
	Months Ended	For the Period
	February 29, 2016	Inception through
	(Unaudited)	August 31, 2015(1)
Investor Class

PER SHARE DATA:(2)
Net asset value, beginning of period	$9.97	$10.04

INVESTMENT OPERATIONS:
Net investment income	0.08	0.04
Net realized and unrealized loss on investments	(0.18)	(0.07)
Total from investment operations	(0.10)	(0.03)

LESS DISTRIBUTIONS:
From net investment income	(0.08)	(0.04)
From net capital gains	—	—
Total distributions	(0.08)	(0.04)
Net asset value, end of period	$9.79	$9.97

TOTAL RETURN(3)	(0.96)%	(0.27)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$0.1	$0.1

Ratio of expenses to average net assets:
Before expense reimbursement(4)	1.54%	1.31%
After expense reimbursement(4)	0.70%	0.70%

Ratio of net investment income to average net assets:
Before expense reimbursement(4)	0.75%	0.52%
After expense reimbursement(4)	1.59%	1.13%

Portfolio turnover rate(3)	66%	119%

(1)	Inception date of the Investor Class was May 1, 2015.
(2)	For an Investor Class Share outstanding for the entire period.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements

ADVANTUS SHORT DURATION BOND FUND

FINANCIAL HIGHLIGHTS

	For the Six
	Months Ended	For the Period
	February 29, 2016	Inception through
	(Unaudited)	August 31, 2015(1)
Institutional Class

PER SHARE DATA:(2)
Net asset value, beginning of period	$9.98	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.09	0.09
Net realized and unrealized loss on investments	(0.17)	(0.02)
Total from investment operations	(0.08)	0.07

LESS DISTRIBUTIONS:
From net investment income	(0.10)	(0.09)
From net capital gains	—	—
Total distributions	(0.10)	(0.09)
Net asset value, end of period	$9.80	$9.98

TOTAL RETURN(3)	(0.84)%	0.71%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$25.1	$40.4

Ratio of expenses to average net assets:
Before expense reimbursement(4)	1.29%	1.06%
After expense reimbursement(4)	0.45%	0.45%

Ratio of net investment income to average net assets:
Before expense reimbursement(4)	1.00%	0.77%
After expense reimbursement(4)	1.84%	1.38%

Portfolio turnover rate(3)	66%	119%

(1)	Inception date of the Institutional Class was December 16, 2014.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS

	For the Six
	Months Ended	For the Period
	February 29, 2016	Inception through
	(Unaudited)	August 31, 2015(1)
Class A

PER SHARE DATA:(2)
Net asset value, beginning of period	$10.45	$11.53

INVESTMENT OPERATIONS:
Net investment income	0.16	0.16
Net realized and unrealized gain (loss) on investments
and translations of foreign currency	(0.19)	(0.60)
Total from investment operations	(0.03)	(0.44)

LESS DISTRIBUTIONS:
From net investment income	(0.14)	(0.18)
From net capital gains	(0.51)	(0.46)
Total distributions	(0.65)	(0.64)
Net asset value, end of period	$9.77	$10.45

TOTAL RETURN(3)(4)	(0.36)%	(4.28)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$0.3	$0.4

Ratio of expenses to average net assets:
Before expense reimbursement(5)	1.38%	1.32%
After expense reimbursement(5)	1.20%	1.20%

Ratio of net investment income to average net assets:
Before expense reimbursement(5)	2.94%	1.59%
After expense reimbursement(5)	3.12%	1.71%

Portfolio turnover rate(4)	44%	73%

(1)	Inception date of Class A was December 16, 2014.
(2)	For a Class A Share outstanding for the entire period. Prior to September 28, 2015, Class A Shares were known as Investor Class Shares.
(3)	Total return does not reflect sales charges.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS

	For the Six
	Months Ended			For the Period
	February 29,	Year Ended	Year Ended	Inception through
	2016	August 31,	August 31,	August 31,
	(Unaudited)	2015	2014	2013(1)
Institutional Class

PER SHARE DATA:(2)
Net asset value, beginning of period	$10.46	$11.91	$10.22	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.18	0.23	0.34	0.29
Net realized and unrealized gain (loss) on
investments and translations of foreign currency	(0.19)	(0.94)	1.90	0.24
Total from investment operations	(0.01)	(0.71)	2.24	0.53

LESS DISTRIBUTIONS:
From net investment income	(0.16)	(0.28)	(0.32)	(0.31)
From net capital gains	(0.51)	(0.46)	(0.23)	— (3)
Total distributions	(0.67)	(0.74)	(0.55)	(0.31)
Net asset value, end of period	$9.78	$10.46	$11.91	$10.22

TOTAL RETURN(4)	(0.22)%	(6.42)%	22.78%	5.23%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$73.8	$75.2	$86.5	$60.2

Ratio of expenses to average net assets:
Before expense reimbursement(5)	1.13%	1.07%	1.07%	1.22%
After expense reimbursement(5)	0.95%	0.95%	0.95%	0.95%

Ratio of net investment income to average net assets:
Before expense reimbursement(5)	3.19%	1.85%	2.99%	2.79%
After expense reimbursement(5)	3.37%	1.97%	3.11%	3.06%

Portfolio turnover rate(4)	44%	73%	65%	37%

(1)	Inception date of the Institutional Class was September 12, 2012.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Amount per share is less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

ADVANTUS FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
FEBRUARY 29, 2016

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Advantus Dynamic Managed Volatility Fund (“Dynamic Managed Volatility Fund”), the Advantus Managed Volatility Equity Fund (“Managed Volatility Equity Fund”), the Advantus Short Duration Bond Fund (“Short Duration Bond Fund”), and Advantus Strategic Dividend Income Fund (“Strategic Dividend Income Fund”) (or collectively, “the Funds”) are each a diversified series with their own investment objectives and policies within the Trust.

The Dynamic Managed Volatility Fund seeks to maximize risk-adjusted total returns relative to its blended benchmark index, comprised of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Index. The Dynamic Managed Volatility Fund seeks to achieve its investment objective by investing in other funds and directly in securities, while using hedging techniques to manage portfolio risk and volatility. The Dynamic Managed Volatility Fund achieves its equity exposure by investing primarily in equity securities or in exchange-traded funds (“ETFs”) that invest in equity securities.  The Dynamic Managed Volatility Fund achieves its fixed income exposure by investing primarily in fixed income securities that are investment-grade corporate bonds, ETFs that invest in investment-grade fixed income securities, exchange traded notes (“ETNs”), interest rate swaps, treasury and interest rate futures, or other instruments that have characteristics similar to the fixed income securities included in the Barclays U.S. Aggregate Index. The Dynamic Managed Volatility Fund commenced operations on September 28, 2015. The Dynamic Managed Volatility Fund currently offers two classes of shares: Class A and Institutional Class. Class A shares may be subject to a front-end sales charge of up to 5%. Class A shares are also subject to a 12b-1 fee of up to 0.25% of daily average net assets.

The Managed Volatility Equity Fund seeks to maximize risk-adjusted returns relative to its blended benchmark index, comprised of 60% S&P 500® Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Barclays U.S. 3 Month Treasury Bellwether Index. The Managed Volatility Equity Fund seeks to achieve its investment objective by investing in other funds or directly in securities while using hedging techniques to manage portfolio risk and volatility. Under normal market conditions, the Managed Volatility Equity Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Equity securities include those that are equity-based, such as ETFs that invest primarily in U.S. and foreign equity securities. Over time, the Managed Volatility Equity Fund will target an approximate 85% equity exposure and 15% cash or cash equivalent exposure. The Managed Volatility Equity Fund will generally seek to invest in ETFs that invest in equity securities whose prices are less volatile than the equity markets as a whole. The Managed Volatility Equity Fund commenced operations on September 28, 2015. Class A shares may be subject to a front-end sales charge of up to 5%. Class A shares are also subject to a 12b-1 fee of up to 0.25% of daily average net assets.

The investment objective of the Short Duration Bond Fund is current income while preserving capital and maintaining liquidity.  The Short Duration Bond Fund seeks to achieve its objective by investing at least 80% of net assets (plus any borrowings for investment purposes) in bonds.  Advantus Capital Management, Inc. (the “Adviser”) may also invest up to (i) 20% of the Short Duration Bond Fund’s total assets in securities rated lower than investment grade or unrated securities of comparable quality as determined by the Adviser (also known as “junk bonds”) and (ii) 25% of its total assets in non-U.S. issuers, of which no more than 10% of its total assets in securities denominated in foreign currencies.  The Short Duration Bond Fund commenced operations on December 16, 2014.  The Short Duration Bond Fund currently offers two classes of shares: the Investor Class and Institutional Class.  Investor Class shares are subject to a 12b-1 fee of up to 0.25% of daily average net assets.

ADVANTUS FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
FEBRUARY 29, 2016

The investment objective of the Strategic Dividend Income Fund is above average income and long-term growth of capital.  The Strategic Dividend Income Fund seeks to achieve its objective by investing primarily in dividend-paying equity securities, including common and preferred stocks of utilities, infrastructure-related, real estate-related and other companies.  Typically, the Adviser allocates 40% or more of the Strategic Dividend Income Fund’s total assets to real estate securities. The Strategic Dividend Income Fund may also invest up to 25% of its total assets in the securities of master limited partnerships (“MLPs”). In addition, the Adviser may invest in exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), Treasury inflated-protected securities (“TIPS”), futures, and may write covered calls to accomplish one or more of the following: manage inflation or volatility, increase income, or gain market exposure. The Fund commenced operations on September 12, 2012. The Strategic Dividend Income Fund currently offers two classes of shares: the Class A and Institutional Class.  Class A shares may be subject to a front-end sales charge of up to 5%.  Class A shares are also subject to a 12b-1 fee of up to 0.25% of daily average net assets.

Any reference to the fiscal period for the Dynamic Managed Volatility Fund or the Managed Volatility Equity Fund equals the period since commencement through February 29, 2016.  Any reference to the fiscal period for the Short Duration Bond Fund and Strategic Dividend Income Fund equals the six months ended February 29, 2016.  The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – Each of the Funds complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended February 29, 2016, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended February 29, 2016, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the period ended February 29, 2016, the Funds did not incur any interest or penalties.  The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security transactions, income and distributions – The Funds follow industry practice and record security transactions on the trade date.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

ADVANTUS FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
FEBRUARY 29, 2016

The Short Duration Bond Fund will declare daily and pay monthly distributions of net investment income.  The Dynamic Managed Volatility Fund, Managed Volatility Equity Fund, and Strategic Dividend Income Fund will make distributions of net investment income quarterly.  Any net realized long term or short term capital gains on sales of the Funds’ securities are distributed to shareholders at least annually. Distributions from net realized gains for book purposes may include short term capital gains. All short term capital gains are included in ordinary income for tax purposes. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes, such as differing book and tax treatments of MLP and REIT investments, derivatives and the deferral of wash sales.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Distributions received from the Strategic Dividend Income Fund’s investments in MLPs generally are comprised of ordinary income and return of capital from the MLPs. The Strategic Dividend Income Fund allocates distributions between investment income and return of capital based on estimates.  Such estimates are based on information provided by each MLP and other industry sources.  These estimates may subsequently be revised based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Strategic Dividend Income Fund.

Distributions received from the Strategic Dividend Income Fund’s investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year.  The Strategic Dividend Income Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to Strategic Dividend Income Fund shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Strategic Dividend Income Fund shareholder may represent a return of capital.

Futures Contracts and Options on Futures Contracts – The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.  Please refer to Note 4 for more information on derivatives.

ADVANTUS FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
FEBRUARY 29, 2016

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties.  The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred, and may not occur.  However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Class A and Investor Class shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value.  The Fund will not hold more than 15% of the value of its net assets in illiquid securities.  At February 29, 2016, the Short Duration Bond Fund had investments in illiquid securities with a total value of $2,535,501 or 10.1% of total net assets.  At February 29, 2016, the  Dynamic Managed Volatility Fund, Managed Volatility Equity Fund and the Strategic Dividend Income Fund did not hold any illiquid securities.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
FEBRUARY 29, 2016

Information concerning illiquid securities held in the Short Duration Bond Fund is as follows:

Security	Par/Shares	Dates Acquired	Cost Basis
Pitney Bowes International Holdings
Series F	500	2/2015	$531,250
Social Professional Loan Program
Series 2014-B, Class A1	$211,607	1/2015	211,986
Social Professional Loan Program
Series 2014-B, Class A2	61,466	4/2015	61,993
Social Professional Loan Program
Series 2015-A, Class A1	368,182	1/2015	368,182
Symetra Financial	655,000	1/2015	671,304
Volvo Financial Equipment
Series 2013-1A, Class C	200,000	1/2015	200,616
Wheels SPV
Series 2015-1A, Class A2	535,000	2/2016	529,943

3.  SECURITIES VALUATION

The Funds have adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical assets or liabilities.

Level 2 –
Observable inputs other than quoted prices included in Level 1.  These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Significant unobservable inputs for the asset or liability, representing the Funds’ view of assumptions a market participant would use in valuing the asset or liability.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  Each Fund’s investments are carried at fair value.

Equity Securities – Equity securities, including common stocks, preferred stocks, MLP’s and real estate investment trusts (“REITS”) that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  If the market for a particular security is not active, and the mean between bid and ask is used, these securities are categorized in Level 2 of the fair value hierarchy.

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Exchange Traded Funds – Exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Corporate and Municipal Bonds – Corporate and Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy.

U.S. Government & Agency Securities – U.S. government & agency securities are normally valued by an independent pricing service using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government and agency securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Mortgage and Asset Backed Securities – Mortgage and asset backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities.  These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available.  Mortgage and asset backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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FEBRUARY 29, 2016

The following table is a summary of the inputs used to value each Fund’s securities by level within the fair value hierarchy as of February 29, 2016:

Dynamic Managed Volatility Fund	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$11,646,480	$—	$—	$11,646,480
Corporate Bonds	—	7,322,004	—	7,322,004
Short-Term Investment	3,745,982	—	—	3,745,982
U.S. Government Security	—	2,194,973	—	2,194,973
Mortgage Backed Security	—	745,600	—	745,600
Total investments in securities	$15,392,462	$10,262,577	$—	$25,655,039

As of February 29, 2016, the Fund’s investments in other financial instruments* were classified as follows:

Short Futures Contracts	$(15,764)	$—	$—	$(15,764)

Managed Volatility Equity Fund	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$17,944,495	$—	$—	$17,944,495
Short Term Investment	3,021,359	—	—	3,021,359
Total investments in securities	$20,965,854	$—	$—	$20,965,854

As of February 29, 2016, the Fund’s investments in other financial instruments* were classified as follows:

Short Futures Contracts	$282,619	$—	$—	$282,619

Short Duration Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$13,495,432	$—	$13,495,432
Asset Backed Securities	—	7,074,147	—	7,074,147
Mortgage Backed Securities	—	2,461,517	—	2,461,517
U.S. Government Securities	—	1,505,212	—	1,505,212
Short Term Investment	788,932	—	—	788,932
Preferred Stock	—	519,531	—	519,531
Total investments in securities	$788,932	$25,055,839	$—	$25,844,771

As of February 29, 2016, the Fund’s investments in other financial instruments* were classified as follows:

Long Futures Contracts	$(5,968)	$—	$—	$(5,968)
Short Futures Contracts	914	—	—	914
Total Other Financial Instruments	$(5,054)	$—	$—	$(5,054)

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FEBRUARY 29, 2016

Strategic Dividend Income Fund	Level 1	Level 2	Level 3	Total
REIT Common Stocks	$39,268,385	$—	$—	$39,268,385
Other Common Stocks	11,351,286	—	—	11,351,286
REIT Preferred Stocks	7,724,259	799,880	—	8,524,139
Master Limited Partnerships	6,818,224	—	—	6,818,224
U.S. Government Securities	—	5,740,677	—	5,740,677
Corporate Bonds	—	880,132	—	880,132
Short Term Investment	825,491	—	—	825,491
Other Preferred Stock	458,955	—	—	458,955
Closed End Fund	312,134	—	—	312,134
Exchange Traded Fund	191,250	—	—	191,250
Total investments in securities	$66,949,984	$7,420,689	$—	$74,370,673

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the investment.

Refer to each Fund’s Schedule of Investments for additional industry information.  Transfers between levels are recognized at the end of the reporting period.  During the period ended February 29, 2016, the Dynamic Managed Volatility Fund, Managed Volatility Equity Fund, and the Short Duration Bond Fund recognized no transfers between levels.  As of February 29, 2016, the Strategic Dividend Income Fund transferred three securities with a total market value of $659,167 out of Level 2 into Level 1 due to a change from mean to a close price.  As of February 29, 2016, the Strategic Dividend Income Fund transferred one security with a total market value of $376,161 out of Level 1 into Level 2 due to a change from a close to a mean price.  As of February 29, 2016, the Funds did not hold any Level 3 securities.

4.  DERIVATIVES TRANSACTIONS

The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Funds may use are options, futures contracts and options on futures contracts and other derivative securities. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund investing in a derivative instrument could lose more than the principal amount invested.

FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about each Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on each Fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds’ derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

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FEBRUARY 29, 2016

For the period ended February 29, 2016, the Funds’ average monthly notional values are as follows:

	Purchased	Written	Long	Short
	Option	Option	Futures	Futures
Fund	Contracts	Contracts	Contracts	Contracts
Dynamic Managed Volatility Fund	$10,425	$—	$1,696,063	$808,496
Managed Volatility Equity Fund	—	—	—	4,589,038
Short Duration Bond Fund	—	—	5,421,081	1,058,254
Strategic Dividend Income Fund	752	30	—	—

Transactions in written options contracts for the period ended February 29, 2016, are as follows:

	Dynamic Managed Volatility Fund		Managed Volatility Equity Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Beginning Balance	—	$—	—	$—
Options written	—	—	—	—
Options closed	—	—	—	—
Options expired	—	—	—	—
Option exercised	—	—	—	—
Outstanding at February 29, 2016	—	$—	—	$—

	Short Duration Bond Fund		Strategic Dividend Income Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Beginning Balance	—	$—	—	$—
Options written	—	—	(146)	(7,453)
Options closed	—	—	—	—
Options expired	—	—	54	1,296
Option exercised	—	—	92	6,157
Outstanding at February 29, 2016	—	$—	—	$—

As of February 29, 2016, the Dynamic Managed Volatility Fund held 4 short equity future contracts for delivery in March 2016. The Dynamic Managed Volatility Fund has recorded an unrealized loss of $(15,764) as of February 29, 2016, related to these contracts. The Managed Volatility Equity Fund held 96 short equity future contracts for delivery in March 2016. The Managed Volatility Equity Fund has recorded an unrealized gain of $282,619 as of February 29, 2016, related to these contracts. The Short Duration Bond Fund held 21 interest rate future contracts for delivery in June 2016 and 8 short interest rate future contracts for delivery in March 2016. The Short Duration Bond Fund has recorded a net unrealized loss of $(5,053) as of February 29, 2016, related to these contracts.

The locations on the Statement of Assets and Liabilities of the Funds’ derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, are as follows:

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FEBRUARY 29, 2016

Values of Derivative Instruments as of February 29, 2016 on the Statement of Assets and Liabilities:

Dynamic Managed Volatility Fund

	Assets		Liabilities
Derivatives not accounted for as
hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
	Net Assets –		Net Assets –
	unrealized		unrealized
	appreciation on		depreciation on
Equity Contracts – Futures	futures contracts	$—	futures contracts	$(15,764)
Total		$—		$(15,764)

Managed Volatility Equity Fund

	Assets		Liabilities
Derivatives not accounted for as
hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
	Net Assets –		Net Assets –
	unrealized		unrealized
	appreciation on		depreciation on
Equity Contracts – Futures	futures contracts	$282,619	futures contracts	$—
Total		$282,619		$—

Short Duration Bond Fund

	Assets		Liabilities
Derivatives not accounted for as
hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
	Net Assets –		Net Assets –
	unrealized		unrealized
	appreciation on		depreciation on
Interest Rate Contracts – Futures	futures contracts	$—	futures contracts	$(5,053)
Total		$—		$(5,053)

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
FEBRUARY 29, 2016

The effect of Derivative Instruments on the Statements of Operations for the period ended February 29, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Dynamic Managed Volatility Fund			Managed Volatility Equity Fund
Derivatives not accounted for as		Purchased	Written		Purchased	Written
hedging instruments under ASC 815	Futures	Options	Options	Futures	Options	Options
Interest Rate Contracts	$—	$—	$—	$—	$—	$—
Equity Contracts	80,638	851	—	(135,627)	—	—
Total	$80,638	$851	$—	$(135,627)	$—	$—

	Short Duration Bond Fund			Strategic Dividend Income Fund
Derivatives not accounted for as		Purchased	Written		Purchased	Written
hedging instruments under ASC 815	Futures	Options	Options	Futures	Options	Options
Interest Rate Contracts	$3,345	$—	$—	$—	$—	$—
Equity Contracts	—	—	—	831	(37,828)	1,296
Total	$3,345	$—	$—	$831	$(37,828)	$1,296

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Dynamic Managed Volatility Fund			Managed Volatility Equity Fund
Derivatives not accounted for as		Purchased	Written		Purchased	Written
hedging instruments under ASC 815	Futures	Options	Options	Futures	Options	Options
Interest Rate Contracts	$—	$—	$—	$—	$—	$—
Equity Contracts	(15,764)	—	—	282,619	—	—
Total	$(15,764)	$—	$—	$282,619	$—	$—

	Short Duration Bond Fund			Strategic Dividend Income Fund
Derivatives not accounted for as		Purchased	Written		Purchased	Written
hedging instruments under ASC 815	Futures	Options	Options	Futures	Options	Options
Interest Rate Contracts	$(6,385)	$—	$—	$—	$—	$—
Equity Contracts	—	—	—	(143,290)	—	—
Total	$(6,385)	$—	$—	$(143,290)	$—	$—

5.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
Dynamic Managed Volatility Fund	0.65%
Managed Volatility Equity Fund	0.65%
Short Duration Bond Fund	0.35%
Strategic Dividend Income Fund	0.75%

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FEBRUARY 29, 2016

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) based upon the average daily net assets of the Funds do not exceed the following annual rates:

Fund	Class A	Investor Class	Institutional Class
Dynamic Managed Volatility Fund	0.80%	n/a	0.55%
Managed Volatility Equity Fund	0.80%	n/a	0.55%
Short Duration Bond Fund	n/a	0.70%	0.45%
Strategic Dividend Income Fund	1.20%	n/a	0.95%

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement will be in effect through at least December 28, 2016.  During the period ended February 29, 2016, the Adviser did not recoup any previously waived fees.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Fund	8/31/2016	8/31/2017	8/31/2018	8/31/2019
Dynamic Managed Volatility Fund	$—	$—	$—	$115,863
Managed Volatility Equity Fund	—	—	—	106,080
Short Duration Bond Fund	—	—	157,852	119,101
Strategic Dividend Income Fund	131,161	87,230	98,887	67,257

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Funds.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums.  Fees paid by the Funds for administration and accounting, transfer agency, custody and chief compliance officer services for the periods ended February 29, 2016 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

6.  DISTRIBUTION COSTS

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Class A and Investor Class only.  The Plan permits Funds to pay for distribution and related expenses at an annual rate of 0.25% of the Class A and Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses,

ADVANTUS FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
FEBRUARY 29, 2016

payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds.  Payments made pursuant to the Plan will represent reimbursement for distribution and service activities.  For the periods ended February 29, 2016, the Funds incurred the following expenses pursuant to the plan:

Fund	Amount
Dynamic Managed Volatility Fund	$110
Managed Volatility Equity Fund	464
Short Duration Bond Fund	123
Strategic Dividend Income Fund	423

7.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	Dynamic Managed Volatility Fund	Managed Volatility Equity Fund
	For the Period	For the Period
	Inception through	Inception through
	February 29,	February 29,
	2016(1)	2016(2)

Class A:
Shares sold	12,467	90,039
Shares issued to holders
in reinvestment of dividends	57	305
Shares redeemed	—	(1,416)
Increase in Class A
shares outstanding	12,524	88,928
Institutional Class:
Shares sold	2,531,286	1,951,178
Shares issued to holders
in reinvestment of dividends	15,750	10,177
Shares redeemed	(201)	(6,077)
Increase in Institutional Class
shares outstanding	2,546,835	1,955,278
Net increase in shares outstanding	2,559,359	2,044,206

(1)	Inception date of the Dynamic Managed Volatility Fund was September 28, 2015.
(2)	Inception date of the Managed Volatility Equity Fund was September 28, 2015.

ADVANTUS FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
FEBRUARY 29, 2016

	Short Duration Bond Fund		Strategic Dividend Income Fund
	For the	For the Period	For the
	Period Ended	Inception through	Period Ended	Year Ended
	February 29, 2016	August 31, 2015(3)(4)	February 29, 2016	August 31, 2015(5)
Class A:
Shares sold	—	—	1,099	—
Shares issued to holders in
reinvestment of dividends	—	—	1,360	—
Shares redeemed	—	—	(9,684)	—
Decrease in Class A
shares outstanding	—	—	(7,225)	—
Investor Class:
Shares sold	—	9,960	—	35,615
Shares issued to holders in
reinvestment of dividends	86	43	—	606
Shares redeemed	—	—	—	(833)
Increase in Investor Class
shares outstanding	86	10,003	—	35,388
Institutional Class:
Shares sold	—	4,031,771	106,278	160,597
Shares issued to holders in
reinvestment of dividends	27,394	35,901	262,420	256,997
Shares redeemed	(1,512,515)	(20,970)	(15,279)	(487,578)
Increase (decrease) in
Institutional Class
shares outstanding	(1,485,121)	4,046,702	353,419	(69,984)
Net increase (decrease)
in shares outstanding	(1,485,035)	4,056,705	346,194	(34,596)

(3)	Inception date of the Short Duration Bond Fund’s Investor Class was May 1, 2015.
(4)	Inception date of the Short Duration Bond Fund’s Institutional Class was December 16, 2014.
(5)	Inception date of the Strategic Dividend Income Fund’s Investor Class was December 16, 2014.

8.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the periods ended February 29, 2016, were as follows:

	U.S. Government Securities		Other
	Purchases	Sales	Purchases	Sales
Dynamic Managed Volatility Fund	$10,026,594	$7,822,396	$19,615,454	$6,068
Managed Volatility Equity Fund	$—	$—	$17,639,459	$148,084
Short Duration Bond Fund	$13,692,176	$13,874,624	$4,805,594	$18,500,928
Strategic Dividend Income Fund	$—	$—	$33,442,148	$32,797,037

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9.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at August 31, 2015, the Funds’ most recently completed fiscal year end, were as follows (Dynamic Managed Volatility Fund and Managed Volatility Equity Fund did not open until September 28, 2015, therefore, no data is shown):

	Aggregate	Aggregate		Federal
	Gross	Gross	Net	Income
Fund	Appreciation	Depreciation	Depreciation	Tax Cost
Short Duration Bond Fund	$61,111	$(179,918)	$(118,807)	$40,433,806
Strategic Dividend Income Fund	3,578,313	(5,220,233)	(1,641,920)	78,013,451

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of wash sale losses and tax partnership basis adjustments outstanding for the Strategic Dividend Income Fund.

At August 31, 2015, the most recently completed fiscal year end, components of distributable earnings (deficit) on a tax-basis were as follows:

	Undistributed	Undistributed	Other		Total
	Ordinary	Long-Term	Accumulated	Unrealized	Accumulated
Fund	Income	Capital Gains	Losses	Depreciation	Earnings
Short Duration Bond Fund	$789	$—	$(20,017)	$(118,807)	$(138,035)
Strategic Dividend Income Fund	1,756,615	2,175,773	—	(1,641,920)	2,290,468

As of August 31, 2015, the Funds had no capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, 2014, respectively. For the taxable year ended August 31, 2015, the Short Duration Bond Fund deferred, on a tax basis, post-October losses of $20,017.  The Dynamic Managed Volatility Fund, Managed Volatility Equity Fund and the Strategic Dividend Income Fund did not defer any qualified late year losses.

For the period ended February 29, 2016, the Funds paid the following distributions to shareholders:

	Ordinary	Long Term
Fund	Income*	Capital Gains**	Total
Dynamic Managed Volatility Fund	$137,976	$24,839	$162,815
Managed Volatility Equity Fund	108,794	—	108,794
Short Duration Bond Fund	271,913	—	271,913
Strategic Dividend Income Fund	2,687,103	2,175,832	4,862,935

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
FEBRUARY 29, 2016

For the period ended August 31, 2015, the Funds paid the following distributions to shareholders:

	Ordinary	Long Term
Fund	Income*	Capital Gains**	Total
Short Duration Bond Fund	$360,310	$—	$360,310
Strategic Dividend Income Fund	3,907,034	1,423,220	5,410,254

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**	The Fund designates long term capital gain dividends pursuant to Sec. 852(b)(3)(C).

10. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 29, 2016, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Dynamic Managed Volatility Fund	Minnesota Life Insurance Company	98.3%
Managed Volatility Equity Fund	Minnesota Life Insurance Company	74.4%
Managed Volatility Equity Fund	Pershing LLC	25.6%
Short Duration Bond Fund	Minnesota Life Insurance Company	59.8%
Short Duration Bond Fund	Advantus Capital Management	39.7%
Strategic Dividend Income Fund	Comerica Bank (FBO)	32.8%
Strategic Dividend Income Fund	Minnesota Life Insurance Company	32.2%
Strategic Dividend Income Fund	Wells Fargo Bank (FBO)	25.7%

11. SUBSEQUENT EVENTS

On March 30, 2016, the Dynamic Managed Volatility Fund paid an income distribution to the Class A in the amount of $527 or $0.0414 per share and to the Institutional Class in the amount of $120,025 or $0.0470 per share.

On March 30, 2016, the Managed Volatility Equity Fund paid an income distribution to the Class A in the amount of $2,070 or $0.0163 per share and to the Institutional Class in the amount of $43,151 or $0.0203 per share.

On March 30, 2016, the Strategic Dividend Income Fund paid an income distribution to the Class A in the amount of $1,661 or $0.0633 per share and to the Institutional Class in the amount of $528,761 or $0.0700 per share.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

ADVANTUS FUNDS

ADDITIONAL INFORMATION (UNAUDITED)
FEBRUARY 29, 2016

APPROVAL OF INVESTMENT ADVISORY AGREEMENT –
ADVANTUS CAPITAL MANAGEMENT, INC.

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on August 18-19, 2015, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the proposed amended investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Advantus Capital Management, Inc. (“Advantus”) regarding the Advantus Dynamic Managed Volatility Fund and the Advantus Managed Volatility Equity Fund (each a “Fund” and collectively, the “Funds”).  The Investment Advisory Agreement, as it relates to the Funds, is for a period not to exceed two years. The Funds are newly organized series of the Trust.

Prior to and at the August 18-19, 2015 meeting, the Trustees received and considered information from Advantus and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement (“Support Materials”).  Before voting to approve the proposed Investment Advisory Agreement, the Trustees reviewed the terms of the Investment Advisory Agreement and the Support Materials with Trust management and counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed agreement.  Advantus also met with the Trustees at the August 18-19, 2015 meeting and provided further information regarding its proposed services to the Funds, including but not limited to information regarding its investment philosophy and proposed investment strategies for the Funds. This information formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to approve the Investment Advisory Agreement, the Trustees considered all factors they believed relevant to such determination, including the following: (1) the nature, extent, and quality of the services to be provided by Advantus with respect to each Fund; (2) the cost of the services to be provided and the profits to be realized by Advantus from services rendered to the Trust with respect to each Fund; (3) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as each Fund grows, and whether the proposed advisory fee for each Fund reflects such economies of scale for the Fund’s benefit; and (5) other financial benefits to Advantus resulting from services rendered to each Fund.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon the in-person presentation by representatives from Advantus, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Advantus, as will be set forth in the Investment Advisory Agreement as it relates to each Fund, are fair and reasonable in light of the services that Advantus will perform, the investment advisory fees that each Fund will pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services to be provided under the Investment Advisory Agreement with respect to each Fund, noting that such services include but are not limited to the following: (1) investing each Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Funds’ portfolio securities; (4) maintaining the required books and records for transactions affected by Advantus on behalf of the Funds; and (5) selecting

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FEBRUARY 29, 2016

broker-dealers to execute orders on behalf of the Funds.  The Trustees also considered Advantus’ capitalization, its assets under management, and Advantus’ marketing and distribution plan for the Funds.  The Trustees noted that Advantus manages over $32 billion in client assets, and is a wholly-owned subsidiary of Securian Financial Group, Inc.  The Trustees then considered the investment performance of client accounts managed by Advantus utilizing substantially similar investment objectives, policies, and strategies that will be employed by Advantus to manage each Fund.  With respect to the Advantus Dynamic Managed Volatility Fund, the Trustees observed that Advantus’ similarly managed accounts underperformed the S&P 500 and slightly underperformed the accounts’ custom blended benchmark over all periods since the strategy’s inception on January 1, 2013.  Regarding the Advantus Managed Volatility Equity Fund, the Trustees observed that Advantus’ similarly managed accounts outperformed their custom blended benchmark over all periods since the strategy’s inception on April 1, 2014.  The Trustees considered that as Advantus recently began managing each strategy, they did not have a meaningful long-term performance record involving the strategies, and determined it is difficult to make meaningful comparisons with short-term results.  The Trustees also considered the quality services that Advantus has provided to two current series of the Trust – Advantus Strategic Dividend Income Fund and Advantus Short Duration Bond Fund.  Finally, the Trustees considered the significant industry experience of the proposed portfolio managers, ranging from 13 to 30 years.  The Trustees concluded that they were satisfied with the nature, extent, and quality of services that Advantus proposes to provide to the Funds under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability.  The Trustees considered the proposed annual management fee that each Fund will pay to Advantus under the Investment Advisory Agreement in the amount of 0.65% of each Fund’s average annual daily net assets, as well as Advantus’ projected profitability from services that Advantus will render to each Fund during the Funds’ first 12 months of operations.  In that regard, the Trustees noted that Advantus expects to subsidize the cost of all shareholder (other than transfer agency fees) and distribution services rendered to the Funds which exceed the projected Rule 12b-1 fees payable by the Funds. The Trustees also noted that the management fees that Advantus charges to separately managed accounts with similar investment strategies to those of the Funds are the same or slightly higher than the advisory fees for the Funds, despite the fact that Advantus has additional responsibilities with respect to the Funds, including additional compliance obligations and the preparation of Board and shareholder materials, that would justify a higher fee for the Funds.  The Trustees also noted that Advantus has contractually agreed, for a period of at least one year from the effective date of the Funds’ prospectus, to reduce its management fees and reimburse each Fund for its operating expenses to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes and extraordinary expenses) do not exceed 0.80% of the average daily net assets of the Fund’s Class A and 0.55% of the average daily net assets of the Fund’s Institutional Class.  The Trustees finally considered each Fund’s investment strategy which will utilize exchange-traded funds (“ETFs”), and determined that the advisory fees charged by the ETFs are for services that are in addition to, rather than duplicative of, the services that Advantus will provide to the Funds under the Investment Advisory Agreement.  The Trustees concluded that Advantus’ service relationship with each Fund will not initially be profitable.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of contractual expenses that each Fund will bear and those of funds in the same respective Morningstar benchmark category.  The Trustees noted that:

•	The Advantus Dynamic Managed Volatility Fund’s management fee is higher than both the average and median management fees reported for the benchmark category. They also noted that the projected total

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expenses of the Fund’s Institutional Class are lower, and Class A is higher, than the average and median total expenses (after management fee waivers and operating expense reimbursements, but excluding the Fund’s acquired fund fees and expenses) reported for the benchmark category; and

•
The Advantus Managed Volatility Equity Fund’s management fee is slightly lower than both the average and median management fees reported for the benchmark category.  They also noted that the projected total expenses of the Fund’s Institutional Class and Class A are both lower than the average and median total expenses (after management fee waivers and operating expense reimbursements, but excluding the Fund’s acquired fund fees and expenses) reported for the benchmark category.

The Trustees further took into account that the average net assets of the funds comprising each benchmark category are significantly higher than the projected assets of each respective Fund.  While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Advantus’ proposed advisory fees are reasonable.

Economies of Scale.  The Trustees then considered whether the Funds would benefit from any economies of scale, noting that the proposed investment advisory fees for the Funds do not contain breakpoints.  The Trustees noted that the Funds are newly organized and that an increase in assets would most likely not lead to a correspondingly proportionate decrease in the level of advisory services that Advantus would need to provide to the Funds for the foreseeable future.  The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time, but committed to revisit this issue in the future as circumstances change and asset levels increase.

Other Benefits.  The Trustees considered the extent to which Advantus expects to utilize soft dollar arrangements with respect to portfolio transactions for the Funds, and noted that affiliated brokers will not be used to execute portfolio transactions.  While the Trustees acknowledged that Rule 12b-1 fees may be paid to Advantus or its affiliates as compensation for distribution services performed on behalf of each Fund, the Trustees also observed that the distribution expenses that Advantus and its affiliates expect to incur will exceed any Rule 12b-1 payments from each Fund. The Trustees concluded that Advantus will not receive any additional material financial benefits from services rendered to the Funds.

ADVANTUS FUNDS

ADDITIONAL INFORMATION (UNAUDITED) – CONTINUED
FEBRUARY 29, 2016

APPROVAL OF INVESTMENT ADVISORY AGREEMENT –
ADVANTUS CAPITAL MANAGEMENT, INC.

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 16-17, 2016, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Advantus Capital Management, Inc. (“Advantus” or the “Adviser”) regarding the Advantus Strategic Dividend Income Fund and the Advantus Short Duration Bond Fund (each, a “Fund,” and together, the “Funds”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 7, 2016, the Trustees received and considered information from Advantus and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following: (1) the nature, extent, and quality of the services provided by Advantus with respect to the Funds; (2) each Fund’s historical performance and the performance of other investment accounts managed by Advantus; (3) the costs of the services provided by Advantus and the profits realized by Advantus from services rendered to the Trust with respect to each Fund; (4) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as each Fund grows, and whether the advisory fees for that Fund reflects such economies of scale for the Fund’s benefit; and (6) other financial benefits to Advantus resulting from services rendered to the Funds.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including an in-person presentation by representatives of Advantus, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Advantus set forth in the Investment Advisory Agreement continue to be fair and reasonable in light of the services that Advantus performs, investment advisory fees that each Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that Advantus provides under the Investment Advisory Agreement, noting that such services include, but are not limited to, the following: (1) investing each Fund’s assets consistent with its investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to the Funds’ portfolio securities; (4) maintaining the required books and records for transactions effected by Advantus on behalf of the Funds; (5) selecting broker-dealers to execute orders on behalf of the Funds; and (6) monitoring and maintaining each Fund’s compliance with policies

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FEBRUARY 29, 2016

and procedures of the Trust, and with applicable securities laws.  The Trustees noted Advantus’ strong capitalization and the fact that it is a wholly-owned subsidiary of Securian Financial Group, Inc.  The Trustees also considered Advantus’ significant assets under management, exceeding $32 billion as of September 30, 2015.  The Trustees also considered each portfolio manager’s experience managing the types of securities in which their respective Fund invests.  The Trustees concluded that they were satisfied with the nature, extent and quality of services that Advantus provides to the Funds under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of Advantus.  In assessing the quality of the portfolio management delivered by Advantus, the Trustees considered the short-term and longer-term performance of the Funds on both an absolute basis and in comparison to appropriate securities benchmark indices, each Fund’s respective peer funds according to Morningstar classifications, and each Fund’s respective composite of separate accounts that Advantus manages utilizing similar investment strategies as that of the Fund. When comparing each Fund’s performance against its respective Morningstar peer group, the Trustees took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from the funds in the peer group.

•
Advantus Short Duration Bond Fund.  The Trustees considered that the Advantus Short Duration Bond Fund commenced operations on December 16, 2014, and therefore had a limited performance history available for consideration.  The Trustees noted the Fund’s performance, with regard to its Morningstar comparative universe, was in the fifty-third percentile for the one-year period ended December 31, 2015.  The Trustees further noted that the Fund underperformed its benchmark index for the one-year and since-inception periods ended December 31, 2015.  In addition, the Trustees observed that the Fund’s performance appeared to be in line with the performance of the composite of accounts that Advantus manages utilizing a similar investment strategy to that of the Fund.

•
Advantus Strategic Dividend Income Fund.  The Trustees considered that the Advantus Strategic Dividend Income Fund’s performance, with regard to its Morningstar comparative universe, was in the ninety-first and seventy-sixth percentiles for the one-year and three-year periods ended December 31, 2015, respectively.  The Trustees also noted that the Fund underperformed its S&P 500 benchmark and its custom blended benchmark, which is more representative of the Fund’s investment strategy than the S&P 500, for the one-year and three-year periods ended December 31, 2015. The Trustees further noted that the Fund underperformed its custom blended benchmark from the Fund’s September 12, 2012 inception through December 31, 2015. However, the Trustees also took into account that the Fund achieved a positive return since its September 12, 2012 inception through December 31, 2015.  In addition, the Trustees observed that the Fund’s performance was closely aligned, over all relevant time periods, with the performance of the composite of accounts that Advantus manages utilizing a similar investment strategy to that of the Fund.

Cost of Advisory Services and Profitability.  The Trustees considered the annual advisory fees that each Fund pays to Advantus under the Investment Advisory Agreement, as well as Advantus’ profitability from services that it rendered to the Funds during the 12 month period ended June 30, 2015.  In that regard, the Trustees noted Advantus subsidizes the cost of all shareholder (other than transfer agency fees) and distribution services rendered to the Funds which exceed the projected Rule 12b-1 fees payable by the Funds.  The Trustees took into account that while the management fees that Advantus charges to separately managed accounts with similar investments strategies to those of each Fund are generally lower, depending on asset levels, than the advisory fee for the

ADVANTUS FUNDS

ADDITIONAL INFORMATION (UNAUDITED) – CONTINUED
FEBRUARY 29, 2016

corresponding Fund, Advantus has additional responsibilities with respect to each Fund that justifies the higher fees. The Trustees noted that these additional responsibilities include more frequent trading and cash management stemming from the Funds’ daily subscriptions and redemptions, additional legal and regulatory compliance obligations, additional shareholder servicing obligations, and the preparation of Board and shareholder materials.  The Trustees also noted Advantus has contractually agreed to reduce its management fees and, if necessary, reimburse the Funds for operating expenses, as specified in the Funds’ prospectus.  The Trustees concluded that Advantus’ service relationship with the Funds has not been profitable.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of contractual expenses borne by the Funds and those of funds in the same Morningstar benchmark categories. The Trustees noted:

•
Advantus Short Duration Bond Fund.  The Trustees noted the Advantus Short Duration Bond Fund’s advisory fee was slightly below the average and median management fees reported for the benchmark category.  They also considered the total expenses (after waivers and expense reimbursements) of the Fund’s  Institutional Class were below, and the Investor Class was above, the average and median total expenses reported for the benchmark category.  The Trustees also took into account that the advisory fees and total expenses (after waivers and expense reimbursements) borne by the Fund were well within the range of that borne by funds in the benchmark category. The Trustees also noted average net assets of the funds comprising the benchmark category were significantly higher than the assets of the Fund.

•
Advantus Strategic Dividend Income Fund.  The Trustees noted the Advantus Strategic Dividend Income Fund’s advisory fee was significantly higher than the average and median management fees reported for the benchmark category, but also considered the differences between the strategy and portfolio composition of the Fund and the majority of funds that comprise the benchmark category, including the fact that the Fund’s strategy is less focused on bonds than many of the funds comprising the benchmark category.  The Trustees further noted the total expenses of the Fund (after waivers and expense reimbursements) were higher than the average and median total expenses reported for the benchmark category. The Trustees also took into account that the advisory fees and total expenses (after waivers and expense reimbursements) borne by the Fund were within the range of that borne by funds in the benchmark category. The Trustees also noted the average net assets of the funds comprising the benchmark category were significantly higher than the assets of the Fund.

While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Advantus’ advisory fee with respect to each Fund continues to be reasonable.

Economies of Scale.  The Trustees considered whether the Funds may benefit from any economies of scale, noting that the investment advisory fees for the Funds do not contain breakpoints.  The Trustees noted that given each Fund’s current asset levels, it was not necessary to consider the implementation of fee breakpoints at the present time, but agreed to revisit the issue in the future as circumstances change and asset levels increase.  The Trustees also considered Advantus had agreed to consider breakpoints in the future in response to asset growth.

Other Benefits.  The Trustees considered the direct and indirect financial benefits that could be realized by the Adviser from its relationship with the Fund. The Trustees considered the extent to which Advantus utilizes soft dollar arrangements with respect to portfolio transactions, and noted affiliated brokers are not used to execute the

ADVANTUS FUNDS

ADDITIONAL INFORMATION (UNAUDITED) – CONTINUED
FEBRUARY 29, 2016

portfolio transactions of the Funds. While the Trustees noted Rule 12b-1 fees may be paid to Advantus as compensation for shareholder and distribution services performed on behalf of each Fund, the Trustees also observed that the distribution expenses that Advantus incurred significantly exceed any Rule 12b-1 payments from the Funds. The Trustees considered that Advantus may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Advantus does not receive additional material financial benefits from services rendered to the Funds.

ADVANTUS FUNDS

ADDITIONAL INFORMATION (UNAUDITED) – CONTINUED
FEBRUARY 29, 2016

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Funds’ Form N-Q is available without charge upon request by calling 1-888-964-0788.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-964-0788.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-964-0788, or (2) on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

ADVANTUS FUNDS

PRIVACY NOTICE

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Advantus Capital Management, Inc.
400 Robert St. North
St. Paul, MN 55101-2098

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-888-964-0788.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)* /s/ James R. Arnold
  James R. Arnold, President

Date     May 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
  James R. Arnold, President

Date     May 6, 2016

By (Signature and Title)* /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, Treasurer

Date     May 6, 2016

* Print the name and title of each signing officer under his or her signature.